Putnam Dynamic Asset Allocation Conservative Fund
The fund's portfolio
6/30/21 (Unaudited)

COMMON STOCKS (54.6%)(a)
	Shares	Value
Basic materials (2.5%)
Akzo Nobel NV (Netherlands)	4,332	$535,241
Anglo American PLC (United Kingdom)	15,368	610,652
Axalta Coating Systems, Ltd.(NON)	19,000	579,310
BHP Billiton, Ltd. (Australia)	18,447	671,933
BHP Group PLC (United Kingdom)	12,503	368,392
Brenntag AG (Germany)	7,384	686,613
Cabot Corp.	2,900	165,097
Celanese Corp.	2,200	333,520
Compagnie De Saint-Gobain (France)	19,273	1,269,253
Corteva, Inc.	29,694	1,316,929
Covestro AG (Germany)	8,247	532,558
CRH PLC (Ireland)	48,117	2,424,827
Dow, Inc.	28,207	1,784,939
DuPont de Nemours, Inc.	42,696	3,305,097
Eastman Chemical Co.	7,100	828,925
Eiffage SA (France)	2,393	243,458
FMC Corp.	1,400	151,480
Fortescue Metals Group, Ltd. (Australia)	25,587	447,871
Fortune Brands Home & Security, Inc.	8,121	808,933
Freeport-McMoRan, Inc. (Indonesia)	51,649	1,916,694
Holcim, Ltd. (Switzerland)	7,933	475,851
ICL Group, Ltd. (Israel)	15,991	108,449
LG Chem, Ltd. (South Korea)	1,472	1,111,042
Linde PLC	1,856	535,553
Nitto Denko Corp. (Japan)	5,500	410,415
Reliance Steel & Aluminum Co.	2,600	392,340
Rio Tinto PLC (United Kingdom)	10,564	869,338
Sherwin-Williams Co. (The)	5,643	1,537,435
Shin-Etsu Chemical Co., Ltd. (Japan)	2,400	401,386
SIG Combibloc Group AG (Switzerland)	18,266	496,306
Stora Enso OYJ (Finland)	2,017	36,796
Weyerhaeuser Co.(R)	56,000	1,927,520

		27,284,153
Capital goods (3.1%)
ABB, Ltd. (Switzerland)	19,575	664,101
AGCO Corp.	6,800	886,584
Allegion PLC (Ireland)	6,500	905,450
Allison Transmission Holdings, Inc.	8,700	345,738
Atlas Copco AB Class A (Sweden)	1,680	102,864
Clean Harbors, Inc.(NON)	2,000	186,280
CNH Industrial NV (United Kingdom)	58,319	962,938
Crown Holdings, Inc.	6,700	684,807
Cummins, Inc.	7,900	1,926,099
Daikin Industries, Ltd. (Japan)	2,400	446,969
Deere & Co.	9,242	3,259,746
Dover Corp.	2,000	301,200
Eaton Corp. PLC	7,908	1,171,807
Gentex Corp.	12,500	413,625
Honeywell International, Inc.	17,511	3,841,038
ITT, Inc.	3,200	293,088
Johnson Controls International PLC	35,717	2,451,257
Koito Manufacturing Co., Ltd. (Japan)	5,900	366,974
Legrand SA (France)	6,221	658,431
Lockheed Martin Corp.	10,900	4,124,015
Northrop Grumman Corp.	5,108	1,856,400
Oshkosh Corp.	3,400	423,776
Otis Worldwide Corp.	7,617	622,842
Parker Hannifin Corp.	6,300	1,934,793
Raytheon Technologies Corp.	12,931	1,103,144
Republic Services, Inc.	5,300	583,053
Sandvik AB (Sweden)	24,512	626,111
Schneider Electric SA (France)	4,896	770,265
Toro Co. (The)	3,900	428,532
TransDigm Group, Inc.(NON)	1,397	904,264
Waste Management, Inc.	8,200	1,148,902

		34,395,093
Communication services (1.9%)
Altice USA, Inc. Class A(NON)(S)	10,500	358,470
American Tower Corp.(R)	9,046	2,443,686
AT&T, Inc.	25,200	725,256
BT Group PLC (United Kingdom)(NON)	68,177	182,960
Charter Communications, Inc. Class A(NON)	4,105	2,961,553
Comcast Corp. Class A	72,680	4,144,214
Deutsche Telekom AG (Germany)	38,725	817,895
KDDI Corp. (Japan)	23,000	717,359
Koninklijke KPN NV (Netherlands)	99,376	310,378
Liberty Global PLC Class C (United Kingdom)(NON)	23,919	646,770
Nippon Telegraph & Telephone Corp. (Japan)	13,100	341,311
SK Telecom Co., Ltd. (South Korea)	2,216	629,685
T-Mobile US, Inc.(NON)	13,738	1,989,675
Verizon Communications, Inc.	84,232	4,719,519

		20,988,731
Computers (3.6%)
Apple, Inc.	198,054	27,125,476
Check Point Software Technologies, Ltd. (Israel)(NON)	1,400	162,582
Cisco Systems, Inc./California	60,200	3,190,600
Dynatrace, Inc.(NON)	10,549	616,273
Fortinet, Inc.(NON)	10,800	2,572,452
Fujitsu, Ltd. (Japan)	3,000	561,681
HP, Inc.	54,300	1,639,317
Logitech International SA (Switzerland)	2,514	304,587
ServiceNow, Inc.(NON)	3,059	1,681,073
Synopsys, Inc.(NON)	4,300	1,185,897
Twilio, Inc. Class A(NON)	2,027	798,962

		39,838,900
Conglomerates (0.1%)
AMETEK, Inc.	6,700	894,450
General Electric Co.	17,774	239,238

		1,133,688
Consumer cyclicals (9.0%)
Adecco Group AG (Switzerland)	4,933	335,140
Adyen NV (Netherlands)(NON)	142	346,940
Allfunds Group PLC (United Kingdom)(NON)	20,428	355,538
Amazon.com, Inc.(NON)	6,076	20,902,412
Aramark	20,909	778,860
Aristocrat Leisure, Ltd. (Australia)	11,660	376,797
Berkeley Group Holdings PLC (The) (United Kingdom)	2,596	165,009
Best Buy Co., Inc.	16,800	1,931,664
BJ's Wholesale Club Holdings, Inc.(NON)(S)	29,167	1,387,766
Bollore SA (France)	22,286	119,444
Booking Holdings, Inc.(NON)	453	991,205
Booz Allen Hamilton Holding Corp.	12,200	1,039,196
Brambles, Ltd. (Australia)	33,882	290,688
Brunswick Corp.	6,800	677,416
CK Hutchison Holdings, Ltd. (Hong Kong)	27,500	214,282
Compagnie Generale des Etablissements Michelin SCA (France)	4,410	703,322
CoStar Group, Inc.(NON)	15,562	1,288,845
Daito Trust Construction Co., Ltd. (Japan)	900	98,429
Daiwa House Industry Co., Ltd. (Japan)	12,200	366,236
DraftKings, Inc. Class A(NON)(S)	21,392	1,116,021
Evolution AB (Sweden)	2,781	439,470
FleetCor Technologies, Inc.(NON)	1,000	256,060
Flutter Entertainment PLC (Ireland)(NON)	2,777	504,955
Ford Motor Co.(NON)	208,100	3,092,366
Gartner, Inc.(NON)	5,200	1,259,440
General Motors Co.(NON)	38,686	2,289,051
Genting Bhd (Singapore)	203,400	126,303
Hermes International (France)	545	793,898
Hilton Worldwide Holdings, Inc.(NON)	19,923	2,403,112
Home Depot, Inc. (The)	3,475	1,108,143
iHeartMedia, Inc. Class A(NON)	577	15,539
Industria de Diseno Textil SA (Inditex) (Spain)	6,519	229,655
Kingfisher PLC (United Kingdom)(NON)	76,542	385,935
Knorr-Bremse AG (Germany)	2,694	309,858
La Francaise des Jeux SAEM (France)	2,246	132,041
Lite-On Technology Corp. (Taiwan)	143,000	295,623
Live Nation Entertainment, Inc.(NON)	13,829	1,211,282
Lowe's Cos., Inc.	7,900	1,532,363
lululemon athletica, Inc. (Canada)(NON)	3,725	1,359,513
LVMH Moet Hennessy Louis Vuitton SA (France)	322	252,492
Marriott International, Inc./MD Class A(NON)	16,400	2,238,928
Mastercard, Inc. Class A	8,508	3,106,186
Moncler SpA (Italy)	9,529	644,722
Nexi SpA (Italy)(NON)	36,873	809,297
Nike, Inc. Class B	11,917	1,841,057
Nintendo Co., Ltd. (Japan)	1,400	814,330
Nitori Holdings Co., Ltd. (Japan)	3,500	619,380
O'Reilly Automotive, Inc.(NON)	7,609	4,308,292
OPAP SA (Greece)	23,339	351,739
Pandora A/S (Denmark)	2,460	330,680
PayPal Holdings, Inc.(NON)	19,956	5,816,775
Polaris, Inc.(S)	6,500	890,240
Porsche Automobil Holding SE (Preference) (Germany)	4,186	448,506
Publicis Groupe SA (France)	2,806	179,470
PulteGroup, Inc.	27,997	1,527,796
Ryohin Keikaku Co., Ltd. (Japan)	5,100	106,963
S&P Global, Inc.	3,547	1,455,866
SEB SA (France)	723	130,652
Sony Group Corp. (Japan)	17,900	1,742,549
Spectrum Brands Holdings, Inc.	1,800	153,072
Stellantis NV (Italy)	38,250	750,171
TABCORP Holdings, Ltd. (Australia)	43,225	167,918
Target Corp.	7,239	1,749,956
Tempur Sealy International, Inc.	15,300	599,607
Tesla, Inc.(NON)	2,752	1,870,534
TJX Cos., Inc. (The)	74,029	4,991,035
TransUnion	1,700	186,677
United Rentals, Inc.(NON)	4,817	1,536,671
Volkswagen AG (Preference) (Germany)	609	152,512
Volvo AB (Sweden)	25,646	617,019
Walmart, Inc.	37,814	5,332,530
Walt Disney Co. (The)(NON)	6,931	1,218,262
Wesfarmers, Ltd. (Australia)	17,324	767,835
Yamaha Motor Co., Ltd. (Japan)	23,400	636,104

		99,575,640
Consumer staples (3.6%)
Airbnb, Inc. Class A(NON)	7,905	1,210,572
Altria Group, Inc.	45,600	2,174,208
Asahi Group Holdings, Ltd. (Japan)	15,500	724,250
Auto Trader Group PLC (United Kingdom)(NON)	17,708	155,154
Auto1 Group SE 144A (Germany)(NON)	12,344	542,297
Campbell Soup Co.	3,100	141,329
Carlsberg A/S Class B (Denmark)	2,487	463,592
Chipotle Mexican Grill, Inc.(NON)	701	1,086,788
Coca-Cola Co. (The)	6,400	346,304
Coca-Cola Europacific Partners PLC (United Kingdom)	8,491	503,686
Coca-Cola HBC AG (Switzerland)	24,160	873,613
Coles Group, Ltd. (Australia)	12,508	160,311
Colgate-Palmolive Co.	5,600	455,560
Constellation Brands, Inc. Class A	1,400	327,446
Costco Wholesale Corp.	3,400	1,345,278
Darden Restaurants, Inc.	1,900	277,381
Diageo PLC (United Kingdom)	19,653	940,907
Endeavour Group, Ltd. (Australia) (Australia)(NON)	22,257	104,990
Estee Lauder Cos., Inc. (The) Class A	4,400	1,399,552
Ferguson PLC (United Kingdom)	5,206	723,747
Imperial Brands PLC (United Kingdom)	29,623	638,020
ITOCHU Corp. (Japan)	22,400	645,214
Keurig Dr Pepper, Inc.	20,985	739,511
Koninklijke Ahold Delhaize NV (Netherlands)	15,777	468,999
L'Oreal SA (France)	2,160	962,507
ManpowerGroup, Inc.	3,900	463,749
McDonald's Corp.	11,000	2,540,890
MercadoLibre, Inc. (Argentina)(NON)	507	789,800
Mondelez International, Inc. Class A	23,200	1,448,608
Nestle SA (Switzerland)	8,676	1,080,409
Netflix, Inc.(NON)	375	198,079
NH Foods, Ltd. (Japan)	3,600	139,988
PepsiCo, Inc.	27,322	4,048,301
Procter & Gamble Co. (The)	48,009	6,477,854
Sysco Corp.	15,100	1,174,025
Uber Technologies, Inc.(NON)	29,245	1,465,759
Unilever PLC (United Kingdom)	2,429	142,146
WH Group, Ltd. (Hong Kong)	405,000	364,089
Woolworths Group, Ltd. (Australia)	22,257	636,452
Yum! Brands, Inc.	2,300	264,569
Zalando SE (Germany)(NON)	5,802	701,388
ZOZO, Inc. (Japan)	14,400	489,311

		39,836,633
Electronics (2.4%)
Advanced Micro Devices, Inc.(NON)	2,900	272,397
Brother Industries, Ltd. (Japan)	7,700	153,660
Garmin, Ltd.	3,400	491,776
Hoya Corp. (Japan)	10,000	1,325,893
MinebeaMitsumi, Inc. (Japan)	21,100	558,197
NVIDIA Corp.	15,058	12,047,906
NXP Semiconductors NV	3,719	765,073
Omron Corp. (Japan)	3,300	261,695
Qualcomm, Inc.	53,516	7,649,042
Samsung Electronics Co., Ltd. (Preference) (South Korea)	8,575	561,184
Texas Instruments, Inc.	4,421	850,158
Thales SA (France)	7,238	738,435
Vontier Corp.	25,765	839,424

		26,514,840
Energy (1.6%)
BP PLC (United Kingdom)	131,464	572,841
Cenovus Energy, Inc. (Canada)	61,756	590,857
Chevron Corp.	12,900	1,351,146
ConocoPhillips	27,980	1,703,982
Enterprise Products Partners LP	30,822	743,735
EOG Resources, Inc.	4,418	368,638
Equinor ASA (Norway)	29,469	623,527
Exxon Mobil Corp.	17,974	1,133,800
Halliburton Co.	103,639	2,396,134
Marathon Petroleum Corp.	18,200	1,099,644
MWO Holdings, LLC (Units)(F)	42	107
Oasis Petroleum, Inc.	1,773	178,275
Orsted AS (Denmark)	4,699	659,377
Reliance Industries, Ltd. 144A (India)	12,024	680,558
Royal Dutch Shell PLC Class A (Amsterdam Exchange) (United Kingdom)	65,025	1,311,066
Royal Dutch Shell PLC Class B (United Kingdom)	83,636	1,618,555
Schlumberger, Ltd.	4,700	150,447
Targa Resources Corp.	15,200	675,640
Thungela Resources, Ltd. (South Africa)(NON)	1,537	4,230
TotalEnergies SE (France)	3,410	154,276
Valero Energy Corp.	19,340	1,510,067
Williams Cos., Inc. (The)	12,000	318,600

		17,845,502
Financials (7.6%)
3i Group PLC (United Kingdom)	22,211	360,398
Aflac, Inc.	19,000	1,019,540
AIA Group, Ltd. (Hong Kong)	118,400	1,471,556
Alliance Data Systems Corp.	5,200	541,788
Allianz SE (Germany)	3,661	912,919
Allstate Corp. (The)	7,000	913,080
Ally Financial, Inc.	31,100	1,550,024
American International Group, Inc.	18,848	897,165
Ameriprise Financial, Inc.	6,700	1,667,496
Apollo Global Management, Inc.	14,958	930,388
Assured Guaranty, Ltd.	27,487	1,305,083
AvalonBay Communities, Inc.(R)	2,800	584,332
Aviva PLC (United Kingdom)	94,034	527,983
AXA SA (France)	55,589	1,409,585
Banco Bilbao Vizcaya Argenta (Spain)	105,249	652,449
Bank Leumi Le-Israel BM (Israel)(NON)	43,771	332,429
Bank of America Corp.	92,977	3,833,442
Bank of Ireland Group PLC (Ireland)(NON)	81,995	439,168
Berkshire Hathaway, Inc. Class B(NON)	1,600	444,672
BNP Paribas SA (France)	10,887	682,513
BOC Hong Kong Holdings, Ltd. (Hong Kong)	76,500	259,621
Boston Properties, Inc.(R)	9,986	1,144,296
CaixaBank SA (Spain)	179,851	553,192
Capital One Financial Corp.	7,974	1,233,498
CBRE Group, Inc. Class A(NON)	14,000	1,200,220
Citigroup, Inc.	114,285	8,085,664
CK Asset Holdings, Ltd. (Hong Kong)	6,116	42,221
Commonwealth Bank of Australia (Australia)	7,559	566,150
Corporate Office Properties Trust(R)	8,200	229,518
DBS Group Holdings, Ltd. (Singapore)	33,800	749,296
Deutsche Boerse AG (Germany)	3,086	538,638
Direct Line Insurance Group PLC (United Kingdom)	59,366	234,045
Discover Financial Services	2,900	343,041
DNB ASA (Norway)	13,361	291,113
Duke Realty Corp.(R)	6,900	326,715
Equitable Holdings, Inc.	29,600	901,320
Equity Lifestyle Properties, Inc.(R)	4,300	319,533
Fidelity National Financial, Inc.	6,400	278,144
First Industrial Realty Trust, Inc.(R)	8,800	459,624
Gaming and Leisure Properties, Inc.(R)	40,489	1,875,855
Gjensidige Forsikring ASA (Norway)	5,562	122,607
Goldman Sachs Group, Inc. (The)	13,904	5,276,985
Goodman Group (Australia)(R)	44,313	703,533
Hana Financial Group, Inc. (South Korea)	13,915	569,006
Hargreaves Lansdown PLC (United Kingdom)	4,368	96,011
Henderson Land Development Co., Ltd. (Hong Kong)	39,900	189,112
Invitation Homes, Inc.(R)	8,600	320,694
Israel Discount Bank, Ltd. Class A (Israel)(NON)	43,231	205,802
Japan Exchange Group, Inc. (Japan)	14,100	313,488
Jefferies Financial Group, Inc.	19,500	666,900
Jones Lang LaSalle, Inc.(NON)	2,700	527,742
JPMorgan Chase & Co.	71,642	11,143,197
KeyCorp	25,238	521,165
Lamar Advertising Co. Class A(R)	4,500	469,890
Lincoln National Corp.	3,500	219,940
Link REIT (The) (Hong Kong)(R)	5,500	53,305
London Stock Exchange Group PLC (United Kingdom)	6,975	768,987
Medical Properties Trust, Inc.(R)	34,300	689,430
MetLife, Inc.	51,100	3,058,335
MGIC Investment Corp.	12,100	164,560
Mitsubishi UFJ Financial Group, Inc. (Japan)	86,200	465,625
Morgan Stanley	13,200	1,210,308
Network International Holdings PLC (United Arab Emirates)(NON)	83,811	423,977
NN Group NV (Netherlands)	1,184	55,848
Nomura Holdings, Inc. (Japan)	109,300	558,626
Partners Group Holding AG (Switzerland)	476	721,009
Persimmon PLC (United Kingdom)	3,999	163,631
PNC Financial Services Group, Inc. (The)	8,564	1,633,669
Principal Financial Group, Inc.	11,700	739,323
Prudential PLC (United Kingdom)	24,457	464,674
Radian Group, Inc.	41,232	917,412
Raymond James Financial, Inc.	1,100	142,890
Rayonier, Inc.(R)	8,200	294,626
Sberbank of Russia PJSC ADR (Russia)	23,764	394,601
SEI Investments Co.	4,200	260,274
Simon Property Group, Inc.(R)	1,600	208,768
Skandinaviska Enskilda Banken AB (Sweden)	28,569	369,043
SLM Corp.	33,000	691,020
State Street Corp.	9,100	748,748
Sumitomo Mitsui Financial Group, Inc. (Japan)	20,093	692,706
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	7,400	234,999
Sumitomo Realty & Development Co., Ltd. (Japan)	2,800	100,059
Sun Hung Kai Properties, Ltd. (Hong Kong)	15,500	230,974
Synchrony Financial	40,900	1,984,468
United Overseas Bank, Ltd. (Singapore)	17,400	334,103
Unum Group	14,200	403,280
Visa, Inc. Class A	14,116	3,300,603
Zurich Insurance Group AG (Switzerland)	444	178,128

		84,111,795
Government (—%)
Poste Italiane SpA (Italy)	11,192	147,971

		147,971
Health care (6.6%)
10x Genomics, Inc. Class A(NON)(S)	6,700	1,311,994
Abbott Laboratories	20,500	2,376,565
AbbVie, Inc.	27,949	3,148,176
Abcam PLC (United Kingdom)(NON)	17,931	342,543
ABIOMED, Inc.(NON)	2,800	873,908
Alexion Pharmaceuticals, Inc.(NON)	900	165,339
Align Technology, Inc.(NON)	4,900	2,993,900
Alkermes PLC(NON)	11,300	277,076
AmerisourceBergen Corp.	7,400	847,226
Anthem, Inc.	4,836	1,846,385
AstraZeneca PLC (United Kingdom)	4,758	571,493
AstraZeneca PLC ADR (United Kingdom)(S)	19,595	1,173,741
Biogen, Inc.(NON)	1,200	415,524
Bristol-Myers Squibb Co.	83,800	5,599,516
Danaher Corp.	9,623	2,582,428
DexCom, Inc.(NON)	3,056	1,304,912
Edwards Lifesciences Corp.(NON)	24,200	2,506,394
Eli Lilly and Co.	15,437	3,543,100
Eurofins Scientific (Luxembourg)(NON)	2,527	288,852
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	4,318	93,929
GlaxoSmithKline PLC (United Kingdom)	15,044	295,382
HCA Healthcare, Inc.	1,500	310,110
Hikma Pharmaceuticals PLC (United Kingdom)	7,901	267,334
Humana, Inc.	3,900	1,726,608
IDEXX Laboratories, Inc.(NON)	2,587	1,633,820
Incyte Corp.(NON)	8,400	706,692
Ipsen SA (France)	1,337	139,067
IQVIA Holdings, Inc.(NON)	5,385	1,304,893
Johnson & Johnson	23,200	3,821,968
Laboratory Corp. of America Holdings(NON)	3,600	993,060
Lonza Group AG (Switzerland)	2,864	2,029,950
M3, Inc. (Japan)	2,800	204,477
McKesson Corp.	8,100	1,549,044
Medtronic PLC	18,400	2,283,992
Merck & Co., Inc.	80,173	6,235,054
Merck KGaA (Germany)	7,074	1,356,339
Molina Healthcare, Inc.(NON)	2,700	683,262
Novartis AG (Switzerland)	13,870	1,264,003
Novo Nordisk A/S Class B (Denmark)	12,199	1,022,022
Ono Pharmaceutical Co., Ltd. (Japan)	15,200	339,176
Organon & Co.(NON)	1,587	48,032
Pfizer, Inc.	12,480	488,717
QIAGEN NV (Netherlands)(NON)	9,392	453,926
Regeneron Pharmaceuticals, Inc.(NON)	3,658	2,043,139
Roche Holding AG (Switzerland)	3,450	1,299,646
Sanofi (France)	10,114	1,059,673
Sartorius Stedim Biotech (France)	752	355,693
Service Corp. International	6,200	332,258
Sonic Healthcare, Ltd. (Australia)	11,976	344,886
Sonova Holding AG (Switzerland)	1,591	598,398
Thermo Fisher Scientific, Inc.	2,356	1,188,531
UnitedHealth Group, Inc.	3,566	1,427,969
Vertex Pharmaceuticals, Inc.(NON)	13,300	2,681,679
Zimmer Biomet Holdings, Inc.	1,700	273,394

		73,025,195
Miscellaneous (—%)
Soaring Eagle Acquisition Corp. Class A(NON)	17,983	179,111

		179,111
Semiconductor (0.5%)
Applied Materials, Inc.	20,394	2,904,106
ASML Holding NV (Netherlands)	532	365,497
Lasertec Corp. (Japan)	1,200	233,206
Renesas Electronics Corp. (Japan)(NON)	54,800	592,419
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	24,000	512,517
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	6,221	747,515
Tokyo Electron, Ltd. (Japan)	1,300	562,618

		5,917,878
Software (4.6%)
Activision Blizzard, Inc.	23,809	2,272,331
Adobe, Inc.(NON)	15,051	8,814,468
Autodesk, Inc.(NON)	10,000	2,919,000
Cadence Design Systems, Inc.(NON)	21,942	3,002,104
Intuit, Inc.	11,600	5,685,972
Manhattan Associates, Inc.(NON)	3,200	463,488
Microsoft Corp.	89,715	24,303,794
Oracle Corp.	15,102	1,175,540
Sage Group PLC (The) (United Kingdom)	30,041	284,324
Tata Consultancy Services, Ltd. (India)	12,261	551,893
Veeva Systems, Inc. Class A(NON)	4,500	1,399,275
Workday, Inc.(NON)	700	167,118

		51,039,307
Technology services (4.7%)
Accenture PLC Class A	16,300	4,805,077
Alibaba Group Holding, Ltd. (China)(NON)	38,964	1,104,038
Alphabet, Inc. Class A(NON)	6,271	15,312,465
Alphabet, Inc. Class C(NON)	2,456	6,155,522
Capgemini SE (France)	2,749	528,060
Cognizant Technology Solutions Corp. Class A	16,200	1,122,012
DocuSign, Inc.(NON)	7,730	2,161,076
Facebook, Inc. Class A(NON)	16,726	5,815,797
Fidelity National Information Services, Inc.	25,473	3,608,760
FUJIFILM Holdings Corp. (Japan)	1,000	74,162
GoDaddy, Inc. Class A(NON)	14,500	1,260,920
IBM Corp.	2,000	293,180
Leidos Holdings, Inc.	8,000	808,800
Nomura Research Institute, Ltd. (Japan)	14,300	473,041
Palo Alto Networks, Inc.(NON)	800	296,840
Pinterest, Inc. Class A(NON)	66,900	5,281,755
Roku, Inc.(NON)	7,400	3,398,450
SCSK Corp. (Japan)	2,400	143,013

		52,642,968
Transportation (1.3%)
A. P. Moeller-Maersck A/S Class B (Denmark)	222	638,078
CSX Corp.	77,400	2,482,992
Deutsche Post AG (Germany)	23,016	1,565,425
FedEx Corp.	400	119,332
Nippon Express Co., Ltd. (Japan)	4,700	357,910
Nippon Yusen KK (Japan)	8,400	425,690
Norfolk Southern Corp.	1,100	291,951
Old Dominion Freight Line, Inc.	7,200	1,827,360
Ryder System, Inc.	4,300	319,619
Southwest Airlines Co.(NON)(S)	35,166	1,866,963
Union Pacific Corp.	19,347	4,254,986
United Parcel Service, Inc. Class B	3,000	623,910
Yamato Holdings Co., Ltd. (Japan)	7,000	199,109

		14,973,325
Utilities and power (1.5%)
AES Corp. (The)	5,900	153,813
AGL Energy, Ltd. (Australia)	24,797	152,491
Ameren Corp.	8,539	683,462
American Electric Power Co., Inc.	30,328	2,565,446
CLP Holdings, Ltd. (Hong Kong)	51,000	504,463
E.ON SE (Germany)	10,929	126,403
Edison International	14,200	821,044
Electricite De France SA (France)	23,541	321,566
Energias de Portugal (EDP) SA (Portugal)	117,510	622,839
Entergy Corp.	5,800	578,260
Exelon Corp.	68,495	3,035,013
Fortum OYJ (Finland)	18,308	504,945
Kinder Morgan, Inc.	51,700	942,491
NRG Energy, Inc.	65,938	2,657,301
Public Service Enterprise Group, Inc.	14,100	842,334
Southern Co. (The)	34,100	2,063,391
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	2,297	2,642
Tokyo Gas Co., Ltd. (Japan)	8,800	166,106

		16,744,010

Total common stocks (cost $405,476,314)		$606,194,740

CORPORATE BONDS AND NOTES (22.5%)(a)
	Principal amount	Value
Basic materials (0.9%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23	$110,000	$120,450
ArcelorMittal SA sr. unsec. unsub. notes 7.25%, 10/15/39 (France)	120,000	169,350
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26	35,000	36,728
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29	40,000	39,898
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29	105,000	115,631
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	75,000	79,691
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27	74,000	79,273
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25	90,000	88,200
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	110,000	129,663
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	949,000	1,089,286
Coeur Mining, Inc. 144A company guaranty sr. unsec. notes 5.125%, 2/15/29	105,000	103,950
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27	155,000	166,625
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24	40,000	41,400
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28	45,000	46,631
CVR Partners LP/CVR Nitrogen Finance Corp. 144A company guaranty sr. notes 6.125%, 6/15/28	20,000	20,500
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)	200,000	209,222
FMG Resources August 2006 Pty, Ltd. 144A company guaranty sr. unsec. bonds 4.375%, 4/1/31 (Australia)	105,000	112,332
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)	50,000	54,750
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)	115,000	121,469
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)	65,000	79,451
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26	215,000	221,138
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	846,000	843,933
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29	65,000	64,396
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 4.50%, 4/1/26 (Canada)	40,000	40,000
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)	25,000	26,625
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31	200,000	202,856
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	394,000	447,957
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28	85,000	84,575
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)	60,000	61,125
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)	85,000	88,400
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	388,000	448,623
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	78,000	81,078
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	137,000	136,227
Kraton Polymers, LLC 144A company guaranty sr. unsec. notes 4.25%, 12/15/25	115,000	117,300
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29	100,000	100,625
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24	35,000	36,225
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24	25,000	25,250
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)	105,000	107,886
Mercer International, Inc. 144A sr. unsec. notes 5.125%, 2/1/29 (Canada)	60,000	61,740
NOVA Chemicals Corp. 144A sr. unsec. sub. notes 4.25%, 5/15/29 (Canada)	50,000	50,500
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26	190,000	197,648
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30	70,000	73,500
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	120,000	159,820
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)	520,000	593,708
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	180,000	207,024
Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23	225,000	243,125
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28	40,000	39,995
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29	80,000	80,200
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	455,000	501,823
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22	11,000	11,213
Taseko Mines, Ltd. 144A company guaranty sr. notes 7.00%, 2/15/26 (Canada)	95,000	99,038
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29	125,000	131,250
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)	120,000	122,700
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29	80,000	80,798
United States Steel Corp. sr. unsec. notes 6.875%, 3/1/29	105,000	112,350
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27	120,000	126,150
Victors Merger Corp. 144A sr. unsec. notes 6.375%, 5/15/29	65,000	65,488
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24	90,000	99,483
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 4.875%, 6/15/27	70,000	74,221
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	515,000	728,586
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	132,000	188,340
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	128,000	184,709

		10,272,128
Capital goods (1.1%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31	55,000	54,058
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27	150,000	155,816
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27	70,000	73,763
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30	75,000	76,875
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Luxembourg)(PIK)	200,000	210,000
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23	25,000	25,025
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	245,000	242,878
Berry Global, Inc. 144A company guaranty sr. unsub. notes 1.57%, 1/15/26	749,000	749,225
Boeing Co. (The) sr. unsec. bonds 5.93%, 5/1/60	598,000	825,753
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)	140,000	145,250
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 3/15/25 (Canada)	30,000	30,851
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)	10,000	10,450
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)	65,000	68,055
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25	63,000	67,094
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26	65,000	79,625
Deere & Co. sr. unsec. unsub. notes 2.60%, 6/8/22	570,000	579,398
General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22	160,000	163,387
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)	75,000	74,438
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)	30,000	30,975
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)	25,000	24,696
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)	100,000	105,792
Granite US Holdings Corp. 144A company guaranty sr. unsec. notes 11.00%, 10/1/27	100,000	111,500
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29	60,000	61,806
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47	255,000	304,922
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)	130,000	141,050
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64	405,000	547,442
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	282,000	353,833
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31	170,000	164,848
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	446,000	500,220
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28	334,000	387,725
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28	55,000	55,550
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29	110,000	111,925
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	860,000	939,332
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	206,000	236,741
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30	235,000	243,377
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26	13,000	13,849
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27	105,000	114,471
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27	155,000	157,759
Raytheon Technologies Corp. sr. unsec. bonds 4.875%, 10/15/40 (acquired 6/8/20, cost $238,392)(RES)	195,000	246,651
Raytheon Technologies Corp. sr. unsec. notes 2.50%, 12/15/22	815,000	835,766
Raytheon Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	745,000	857,167
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25	110,000	112,200
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29	110,000	111,650
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	225,000	233,040
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26	145,000	155,513
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29	55,000	57,338
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)	15,000	15,544
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26	75,000	77,698
TransDigm, Inc. company guaranty sr. unsec. sub.notes 5.50%, 11/15/27	135,000	140,738
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	235,000	247,925
TransDigm, Inc. 144A company guaranty sr. unsec. sub. notes 4.875%, 5/1/29	110,000	111,045
TransDigm, Inc. 144A company guaranty sr. unsec. sub. notes 4.625%, 1/15/29	70,000	70,025
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	430,000	473,302
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26	195,000	201,289
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28	100,000	111,385
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 6/15/25	50,000	54,035

		12,352,065
Communication services (2.9%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	1,319,000	1,360,291
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	339,000	356,696
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	735,000	777,547
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32	135,000	132,497
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	567,000	688,636
AT&T, Inc. 144A sr. unsec. bonds 3.55%, 9/15/55	2,064,000	2,070,920
AT&T, Inc. 144A sr. unsec. unsub. bonds 2.55%, 12/1/33	2,419,000	2,396,362
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32	70,000	72,538
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26	140,000	144,746
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	280,000	306,068
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30	80,000	84,600
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30	50,000	52,061
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26	24,000	24,805
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 3.75%, 2/15/28	275,000	303,286
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	762,000	1,049,413
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	590,000	677,644
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	330,000	326,392
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	78,000	95,582
Comcast Corp. company guaranty sr. unsec. unsub. bonds 4.049%, 11/1/52	290,000	345,178
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	263,000	309,709
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47	780,000	909,747
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	720,000	755,197
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	82,000	119,268
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	25,000	27,199
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	1,050,000	1,133,041
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	40,000	40,850
Cox Communications, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 10/1/50	456,000	431,959
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	340,000	373,242
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	395,000	438,877
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	557,000	614,144
Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)	455,000	500,155
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24	202,000	218,908
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21	90,000	91,800
CSC Holdings, LLC 144A sr. unsec. unsub. notes 7.50%, 4/1/28	260,000	285,350
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	163,000	244,245
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26	125,000	141,563
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24	75,000	80,531
DISH DBS Corp. 144A company guaranty sr. unsec. notes 5.125%, 6/1/29	110,000	108,617
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	208,000	223,102
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)	1,380,000	1,476,168
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27	55,000	58,919
Frontier Communications Corp. 144A notes 6.75%, 5/1/29	155,000	164,807
Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Luxembourg)	4,000	4,131
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Luxembourg) (In default)(NON)	215,000	124,700
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27	75,000	77,844
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28	105,000	106,550
Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 3.625%, 1/15/29	50,000	48,250
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)	19,000	20,235
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	410,000	471,948
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	227,000	291,128
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26	110,000	134,200
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23	380,000	431,709
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21	164,000	166,424
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31	1,035,000	1,020,996
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	66,000	73,776
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	858,000	948,090
T-Mobile USA, Inc. company guaranty sr. notes 2.55%, 2/15/31	293,000	296,282
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	70,000	69,475
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	10,000	10,647
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22	30,000	30,536
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.625%, 2/15/29	50,000	49,375
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28	110,000	117,838
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26	10,000	10,191
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28	365,000	488,269
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	1,085,000	1,299,213
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	1,000,000	1,071,059
Verizon Communications, Inc. sr. unsec. bonds 1.75%, 1/20/31	290,000	277,918
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31	499,000	510,041
Verizon Communications, Inc. sr. unsec. unsub. bonds 5.25%, 3/16/37	505,000	662,448
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	775,000	920,252
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	1,401,000	1,630,120
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)	129,000	134,160
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	219,000	228,855
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 3.625%, 6/15/29 (Canada)	90,000	91,774

		31,831,094
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 3.33%), 3.449%, perpetual maturity	188,000	184,240

		184,240
Consumer cyclicals (2.5%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	415,000	455,463
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	239,000	247,985
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	1,225,000	1,353,487
Amazon.com, Inc. sr. unsec. notes 2.50%, 11/29/22	430,000	441,930
Amazon.com, Inc. sr. unsec. unsub. notes 1.50%, 6/3/30	215,000	210,166
AMC Entertainment Holdings, Inc. 144A company guaranty sr. notes 10.50%, 4/15/25	40,000	43,400
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	50,000	51,236
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29	50,000	49,500
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)	160,000	164,000
Beasley Mezzanine Holdings LLC 144A company guaranty sr. notes 8.625%, 2/1/26	165,000	166,495
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	405,000	462,730
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21	170,000	170,617
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27	50,000	51,750
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31	110,000	114,125
Boyd Gaming Corp. 144A sr. unsec. notes 8.625%, 6/1/25	45,000	49,607
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)	105,000	110,906
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A sr. unsec. notes 5.00%, 6/15/29 (Canada)	110,000	110,825
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29	50,000	49,924
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24	130,000	133,088
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25	20,000	21,900
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.875%, 3/15/26	120,000	125,574
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28	115,000	117,875
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27	70,000	71,765
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28	80,000	83,802
Clear Channel Outdoor Holdings, Inc. 144A sr. unsec. notes 7.50%, 6/1/29	85,000	88,004
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25	160,000	157,458
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25	155,000	156,550
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26	120,000	77,700
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27	90,000	44,202
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	400,000	417,409
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26	1,390,000	1,489,081
Entercom Media Corp. 144A company guaranty notes 6.75%, 3/31/29	110,000	114,138
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27	75,000	78,000
Ford Motor Co. sr. unsec. unsub. notes 9.00%, 4/22/25	140,000	172,602
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25	400,000	440,500
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28	90,000	98,100
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)	80,000	79,400
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	110,000	112,200
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	30,000	30,450
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49	163,000	221,889
General Motors Co. sr. unsec. bonds 5.20%, 4/1/45	50,000	61,798
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	1,120,000	1,236,500
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	200,000	221,027
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	85,000	92,601
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30	208,000	216,708
Global Payments, Inc. sr. unsec. unsub. notes 4.00%, 6/1/23	810,000	860,297
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)	135,000	149,513
Hanesbrands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/15/25	40,000	42,350
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	60,000	63,600
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	80,000	83,400
Home Depot, Inc. (The) sr. unsec. unsub. notes 5.95%, 4/1/41	300,000	437,676
Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22	475,000	484,733
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	576,000	643,283
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26	83,261	88,569
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27	190,911	204,513
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)	50,000	58,938
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	1,271,000	1,421,932
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	25,000	27,781
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	1,070,000	1,256,735
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)	45,000	47,095
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)	150,000	155,063
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27	50,000	51,961
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25	45,000	47,925
L Brands, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity	55,000	68,888
L Brands, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity	110,000	129,525
L Brands, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25	20,000	25,850
L Brands, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30	50,000	57,875
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29	80,000	80,616
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	599,000	692,365
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31	125,000	124,275
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.50%, 4/15/29	150,000	157,688
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24	40,000	40,640
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26	65,000	67,690
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27	50,000	55,490
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29	280,000	279,300
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28	40,000	42,387
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)	140,000	146,300
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)	110,000	112,365
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29	80,000	83,200
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26	20,000	20,750
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26	181,000	188,240
Meredith Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/1/25	50,000	53,938
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60	335,000	296,857
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25	115,000	118,810
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29	105,000	109,594
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29	80,000	80,800
Nexstar Broadcasting, Inc. 144A sr. unsec. notes 4.75%, 11/1/28	55,000	56,513
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27	50,000	53,000
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)	80,000	82,300
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28	75,000	79,207
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 4.50%, 7/15/29	60,000	60,168
Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. bonds 4.75%, 7/15/31	60,000	60,150
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	660,000	729,269
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	120,000	124,650
PM General Purchaser, LLC 144A sr. notes 9.50%, 10/1/28	165,000	173,814
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27	50,000	48,500
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28	100,000	106,375
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32	132,000	190,080
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	98,000	106,330
Raptor Acquisition Corp./Raptor Co-Issuer, LLC 144A sr. notes 4.875%, 11/1/26	35,000	35,489
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29	90,000	94,085
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	90,000	94,325
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	152,000	143,870
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25	125,000	148,604
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29	160,000	180,480
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28	50,000	54,610
Scotts Miracle-Gro, Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29	150,000	155,659
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29	60,000	59,522
Scripps Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 1/15/31	65,000	64,795
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26	110,000	114,813
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30	100,000	101,959
Sinclair Television Group, Inc. 144A sr. bonds 4.125%, 12/1/30	55,000	54,038
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28	170,000	175,100
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%, 7/1/29	45,000	49,037
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	700,000	733,250
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27	65,000	67,275
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25	105,000	113,159
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26	85,000	85,850
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29	50,000	53,000
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 3/15/31	100,000	98,263
Square, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31	425,000	428,719
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31	40,000	38,288
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	70,000	72,494
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28	10,000	10,467
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28	100,000	101,705
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25	90,000	88,875
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30	20,000	21,678
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28	50,000	56,450
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27	155,000	167,594
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26	185,000	197,950
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24	50,000	55,630
TWDC Enterprises 18 Corp. sr. unsec. notes 2.75%, 8/16/21	120,000	120,355
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25	55,000	60,638
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27	100,000	108,355
Univision Communications, Inc. 144A company guaranty sr. notes 4.50%, 5/1/29	55,000	55,413
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28	80,000	86,400
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.25%, 2/15/30	65,000	67,111
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29	430,000	496,009
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	298,000	316,399
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	136,000	151,234
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29	35,000	35,000
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45	281,000	494,672
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25	130,000	135,525
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28	80,000	85,620
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26	70,000	71,750
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. notes 6.375%, 5/15/25	60,000	63,832
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27	130,000	139,633
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29	125,000	132,031
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25	30,000	32,325

		28,062,965
Consumer staples (1.0%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)	70,000	67,725
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)	70,000	70,963
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)	90,000	91,013
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30	30,000	31,995
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	130,000	135,974
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26	90,000	98,775
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	338,000	464,696
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.60%, 4/15/48	810,000	988,883
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	404,000	481,271
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25	125,000	126,743
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25	55,000	56,031
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	885,000	927,038
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25	40,000	40,669
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29	15,000	15,198
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	34,307	39,625
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45	284,000	346,383
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	300,000	447,561
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	363,000	494,878
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23	165,000	169,183
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25	85,000	89,685
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24	170,000	171,737
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25	50,000	54,001
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31	933,000	940,576
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	357,000	419,154
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27	60,000	62,775
Kraft Heinz Foods Co. company guaranty sr. unsec. bonds 4.375%, 6/1/46	259,000	293,498
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 5.00%, 7/15/35	135,000	165,594
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26	89,000	94,779
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28	75,000	82,969
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	382,000	394,893
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24	25,000	25,870
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30	25,000	25,438
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27	89,000	93,561
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28	415,000	431,547
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. notes 2.125%, 9/19/22 (Netherlands)	425,000	433,791
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. unsub. notes 2.00%, 10/28/21 (Netherlands)	200,000	200,844
Nestle Holdings, Inc. 144A company guaranty sr. unsec. notes 0.375%, 1/15/24	850,000	845,868
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29	50,000	63,863
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	90,000	104,625
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	160,000	196,389
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	480,000	545,866
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	55,000	66,803
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30	30,000	35,679
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25	55,000	60,844
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26	90,000	100,361
Rite Aid Corp. 144A company guaranty sr. notes 8.00%, 11/15/26	86,000	87,290
Rite Aid Corp. 144A company guaranty sr. unsec. sub. notes 7.50%, 7/1/25	58,000	58,725
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25	90,000	96,840
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29	110,000	111,925
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31	50,000	49,750
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30	50,000	54,126

		11,554,270
Energy (1.3%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26	60,000	67,057
Antero Resources Corp. 144A company guaranty sr. unsec. notes 8.375%, 7/15/26	70,000	79,625
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29	60,000	66,600
Antero Resources Corp. 144A sr. unsec. notes 5.375%, 3/1/30	55,000	56,135
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	55,000	57,613
Apache Corp. sr. unsec. unsub. notes 4.875%, 11/15/27	30,000	32,490
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28	65,000	69,193
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)	40,000	40,300
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	445,000	482,591
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)	715,000	783,019
Callon Petroleum Co. company guaranty sr. unsec. notes 6.125%, 10/1/24	130,000	128,153
Callon Petroleum Co. 144A company guaranty notes 9.00%, 4/1/25	50,000	54,500
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28	65,000	65,731
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	80,000	108,400
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27	75,000	76,696
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26	120,000	117,600
ChampionX corp. company guaranty sr. unsec. notes 6.375%, 5/1/26	96,000	100,550
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	273,000	317,441
Cheniere Energy Partners LP 144A company guaranty sr. unsec. bonds 4.00%, 3/1/31	80,000	83,600
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25	24,000	24,900
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30	110,000	112,200
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29	95,000	101,197
ConocoPhillips 144A company guaranty sr. unsec. notes 3.75%, 10/1/27	55,000	61,801
Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44	80,000	90,400
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28	95,000	105,094
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23	135,000	140,478
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31	110,000	131,725
CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.00%, 5/1/29	95,000	99,774
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27	50,000	56,750
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	135,000	162,338
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32	75,000	106,539
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31	50,000	69,875
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41	40,000	49,459
Devon Energy Corp. 144A sr. unsec. notes 5.25%, 10/15/27	312,000	336,300
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	290,000	310,851
DT Midstream, Inc. 144A sr. unsec. bonds 4.375%, 6/15/31	45,000	45,981
DT Midstream, Inc. 144A sr. unsec. notes 4.125%, 6/15/29	35,000	35,537
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	135,000	137,700
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	555,000	591,769
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25	100,000	107,000
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28	140,000	147,895
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23	690,000	712,227
EQT Corp. sr. unsec. notes 8.50%, 2/1/30	55,000	71,660
EQT Corp. sr. unsec. notes 5.00%, 1/15/29	10,000	11,150
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	170,000	226,208
Global Partners LP/GLP Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29	15,000	16,088
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	95,000	99,631
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	585,000	610,155
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. bonds 6.00%, 2/1/31	25,000	26,500
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5.75%, 2/1/29	25,000	26,063
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	125,000	127,813
Indigo Natural Resources, LLC 144A sr. unsec. notes 5.375%, 2/1/29	205,000	214,225
ITT Holdings, LLC 144A sr. unsec. notes 6.50%, 8/1/29	125,000	127,344
MEG Energy Corp. 144A company guaranty sr. unsec. notes 5.875%, 2/1/29 (Canada)	15,000	15,713
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)	87,000	89,936
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25	60,000	55,200
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25	35,000	36,750
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26	45,000	44,100
Northriver Midstream Finance LP 144A sr. notes 5.625%, 2/15/26 (Canada)	80,000	82,800
Oasis Petroleum, Inc. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26	55,000	57,350
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30	70,000	84,000
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31	25,000	29,413
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	140,000	158,301
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36	175,000	209,230
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.50%, 8/15/34	35,000	46,204
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31	95,000	126,132
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37	35,000	46,700
Ovintiv, Inc. company guaranty sr. unsec. unsub. notes 8.125%, 9/15/30	30,000	40,884
PBF Holding Co., LLC/PBF Finance Corp. 144A company guaranty sr. notes 9.25%, 5/15/25	90,000	90,665
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)	200,000	212,507
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	146,000	164,798
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)	274,000	306,880
Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)	270,000	11,138
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 7.69%, 1/23/50 (Mexico)	159,000	153,038
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.84%, 1/23/30 (Mexico)	902,000	929,511
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	140,000	144,550
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)	25,000	25,750
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25	70,000	73,588
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23	24,000	25,710
Renewable Energy Group, Inc. 144A company guaranty sr. notes 5.875%, 6/1/28	35,000	36,706
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	174,000	196,503
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24	120,000	134,662
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	78,000	90,070
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)	980,000	1,058,395
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	40,000	41,100
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	85,000	86,488
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28	90,000	92,475
SM Energy Co. 144A company guaranty notes 10.00%, 1/15/25	45,000	50,775
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	340,000	369,584
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 10/1/25	25,000	27,375
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30	95,000	98,764
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	120,000	122,100
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29	30,000	33,799
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.50%, 7/15/27	50,000	54,186
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.50%, 3/1/30	30,000	32,990
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	55,000	58,025
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	337,000	357,759
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)	47,125	47,478
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	75,000	75,375
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27	65,000	69,465
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26	100,000	104,750
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27	50,000	53,414
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27	30,000	31,251

		14,666,258
Financials (6.3%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28	90,000	94,831
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	337,000	379,667
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	1,082,000	1,127,659
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27	130,000	136,625
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	105,000	150,890
American Express Co. sr. unsec. notes 2.65%, 12/2/22	404,000	417,289
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. notes 2.875%, 1/25/22 (United Kingdom)	1,400,000	1,420,762
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	302,000	323,515
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29	130,000	133,617
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	235,126
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	200,000	227,957
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	200,000	228,728
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	303,000	339,360
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	10,000	11,325
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	735,000	750,430
Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN, 3.248%, 10/21/27	2,355,000	2,554,562
Bank of America Corp. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.76%), 0.879%, 9/15/26	100,000	99,405
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	870,000	1,192,854
Bank of Nova Scotia (The) sr. unsec. notes 2.00%, 11/15/22 (Canada)	267,000	273,037
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%, 3/7/22 (Canada)	230,000	233,721
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	635,000	633,857
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	151,000	188,164
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31	205,000	194,697
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)	485,000	473,803
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	200,000	222,899
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	495,000	545,390
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)	140,000	149,775
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	202,000	213,037
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	47,000	50,819
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	664,000	747,000
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22	45,000	47,025
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	378,000	388,395
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	2,519,000	2,774,946
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	576,000	641,057
Citigroup, Inc. sr. unsec. unsub. notes 4.50%, 1/14/22	387,000	395,815
Citigroup, Inc. sr. unsec. unsub. notes 2.90%, 12/8/21	234,000	236,219
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	275,000	349,999
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	385,000	439,861
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26	340,000	386,988
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29	90,000	106,963
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	80,000	90,723
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)	1,010,000	1,102,990
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	200,000	199,950
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	250,000	271,250
Credit Suisse AG/New York, NY sr. unsec. notes 2.80%, 4/8/22	550,000	560,643
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)	225,000	246,375
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	311,000	342,465
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	1,090,000	1,114,606
Danske Bank A/S 144A sr. unsec. notes 2.70%, 3/2/22 (Denmark)	1,275,000	1,295,211
Deutsche Bank AG sr. unsec. unsub. notes 1.686%, 3/19/26 (Germany)	1,315,000	1,327,474
Deutsche Bank AG unsec. sub. FRB 3.729%, 1/14/32 (Germany)	425,000	432,494
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	302,000	349,706
Digital Realty Trust LP company guaranty sr. unsec. notes 4.75%, 10/1/25(R)	990,000	1,125,366
Diversified Healthcare Trust company guaranty sr. unsec. notes 9.75%, 6/15/25(R)	210,000	232,551
DNB Bank ASA 144A sr. unsec. notes 2.15%, 12/2/22 (Norway)	970,000	995,313
Empire Communities Corp. 144A sr. unsec. notes 7.00%, 12/15/25 (Canada)	40,000	42,100
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)	85,000	86,594
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	860,000	989,281
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	190,000	208,401
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	76,000	78,850
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	345,000	375,748
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25	85,000	88,719
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24	80,000	82,700
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27	55,000	55,344
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25	85,000	95,680
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)	30,000	30,944
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)	60,000	61,200
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	916,000	1,044,694
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 5.75%, 1/24/22	95,000	97,938
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	2,035,000	2,242,393
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	289,000	299,009
Home Point Capital, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/26	50,000	46,625
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26	130,000	134,822
Huntington Bancshares, Inc. unsec. notes 4.35%, 2/4/23	565,000	597,497
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24	65,000	66,393
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26	95,000	100,795
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27	60,000	61,950
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 5.25%, 5/15/27	25,000	25,813
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 4.375%, 2/1/29	50,000	49,750
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	655,000	627,733
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	328,000	310,409
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22	44,000	46,530
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	465,000	478,203
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)	85,000	89,038
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)	135,000	142,088
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)	110,000	113,163
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	64,000	70,000
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	375,000	388,613
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 1.156%, 5/15/47	293,000	251,687
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	2,495,000	2,927,844
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27	2,650,000	2,911,939
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	118,000	123,960
JPMorgan Chase & Co. unsec. sub. notes 3.375%, 5/1/23	1,053,000	1,108,445
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	250,000	325,413
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)	55,000	55,000
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)	30,000	30,525
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)	100,000	99,875
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)	295,000	333,959
Marsh & McLennan Cos., Inc. sr. unsec. sub. bonds 4.90%, 3/15/49	305,000	416,289
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	344,000	403,222
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	385,000	536,113
Metropolitan Life Global Funding I 144A notes 2.40%, 6/17/22	300,000	306,199
Metropolitan Life Global Funding I 144A notes 1.95%, 1/13/23	420,000	430,070
Mitsubishi UFJ Financial Group, Inc. sr. unsec. notes 3.535%, 7/26/21 (Japan)	770,000	771,592
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	425,000	475,118
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29	2,470,000	2,772,149
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47	715,000	895,674
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 5.50%, 7/28/21	277,000	278,062
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.125%, 1/23/23	1,324,000	1,380,421
National Australia Bank, Ltd./New York, NY sr. unsec. notes 2.80%, 1/10/22 (Australia)	430,000	435,980
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 6.00%, 1/15/27	50,000	51,814
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28	85,000	85,691
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/15/30	30,000	29,850
NatWest Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)	200,000	233,641
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	225,000	260,921
New York Life Global Funding 144A notes 1.10%, 5/5/23	1,176,000	1,191,349
OneMain Finance Corp. company guaranty sr. unsec. notes 4.00%, 9/15/30	55,000	54,519
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25	100,000	105,250
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 2/15/29	25,000	24,085
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26	165,000	170,544
PNC Bank NA sr. unsec. FRN 2.028%, 12/9/22	580,000	584,195
PNC Financial Services Group, Inc. (The) sr. unsec. notes 3.30%, 3/8/22	122,000	124,237
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	192,000	196,109
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	80,000	83,383
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25	125,000	126,563
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	150,000	161,438
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	440,000	504,107
Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)	430,000	481,703
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)	35,000	39,627
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)	390,000	414,114
OneMain Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25	25,000	27,717
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	45,000	52,412
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	50,000	57,318
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25	75,000	84,645
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	105,000	114,213
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)	110,000	114,400
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. notes 0.80%, 9/12/23 (Japan)	755,000	759,571
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42	435,000	532,852
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.90%, 12/1/22 (Canada)	925,000	945,723
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	760,000	842,101
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29	390,000	408,365
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24	210,000	220,500
U.S. Bancorp sr. unsec. unsub. notes Ser. V, 2.625%, 1/24/22	431,000	436,028
U.S. Bancorp unsec. sub. notes unsec. sub. notes Ser. MTN, 2.95%, 7/15/22	204,000	209,299
UBS AG/London 144A sr. unsec. notes 1.75%, 4/21/22 (United Kingdom)	380,000	384,255
UBS Group AG 144A sr. unsec. notes 3.491%, 5/23/23 (Switzerland)	1,960,000	2,012,912
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)	233,000	260,794
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	589,000	672,011
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25	105,000	106,316
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	188,000	210,795
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	144,000	149,083
Westpac Banking Corp. sr. unsec. unsub. notes 2.00%, 8/19/21 (Australia)	790,000	791,880
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	350,000	343,879

		70,363,948
Health care (2.4%)
AbbVie, Inc. sr. unsec. notes 3.20%, 11/21/29	2,640,000	2,867,157
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25 (acquired 5/12/20, cost $558,338)(RES)	525,000	574,269
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25	110,000	103,950
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	495,000	638,408
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	710,000	753,840
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27	110,000	119,625
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29	90,000	91,972
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28	45,000	46,350
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29	75,000	74,179
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25	126,000	129,150
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/15/29	40,000	37,300
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28	90,000	92,115
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	139,000	145,585
Becton Dickinson and Co. sr. unsec. sub. bonds 1.957%, 2/11/31	795,000	775,676
Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22	705,000	732,450
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 2/20/23	712,000	743,797
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 8/15/22	473,000	489,174
Bristol-Myers Squibb Co. sr. unsec. notes 2.90%, 7/26/24	808,000	861,965
Bristol-Myers Squibb Co. sr. unsec. notes 2.25%, 8/15/21	370,000	370,902
Bristol-Myers Squibb Co. sr. unsec. notes 1.45%, 11/13/30	540,000	521,408
Bristol-Myers Squibb Co. sr. unsec. sub. notes 3.40%, 7/26/29	299,000	335,086
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	50,000	51,364
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	225,000	246,938
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26	75,000	78,375
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26	65,000	67,925
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31	50,000	51,875
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29	45,000	45,506
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26	45,000	48,488
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29	10,000	10,675
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27	40,000	42,600
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28	75,000	74,190
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29	105,000	109,879
CHS/Community Health Systems, Inc. 144A sr. notes 6.625%, 2/15/25	100,000	105,749
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	391,000	416,384
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	1,768,000	2,175,075
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23	56,000	58,975
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	207,837	235,525
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	265,000	292,139
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.90%, 8/28/28	115,000	134,581
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 144A company guaranty sr. notes 6.125%, 4/1/29 (Luxembourg)	40,000	39,200
Global Medical Response, Inc. 144A sr. notes 6.50%, 10/1/25	55,000	56,581
HCA, Inc. company guaranty sr. bonds 3.50%, 7/15/51	651,000	650,703
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	128,000	144,138
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	130,000	169,315
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	105,000	120,829
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30	50,000	53,269
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)	200,000	207,360
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)	107,000	108,070
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24	28,000	29,745
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	685,000	788,891
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25	172,000	183,266
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	1,130,000	1,379,076
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 7.375%, 6/1/25	24,000	25,770
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29	120,000	123,300
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	530,000	582,281
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)	955,000	1,165,643
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	135,000	146,475
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	123,000	130,073
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	95,000	93,081
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	55,000	56,137
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24	60,000	60,882
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27	25,000	26,094
Tenet Healthcare Corp. 144A company guaranty sr. notes 7.50%, 4/1/25	25,000	27,003
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27	200,000	209,750
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26	200,000	207,440
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.25%, 6/1/29	135,000	136,688
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)	200,000	219,000
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42	540,000	638,580
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	1,455,000	1,672,012
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.875%, 3/15/22	200,000	202,381
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23	535,000	552,679
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.00%, 5/15/30	111,000	111,826
Viatris, Inc. 144A company guaranty sr. unsec. notes 2.30%, 6/22/27	485,000	495,060
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	540,000	613,958
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	217,000	215,998

		26,393,155
Technology (2.4%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28	120,000	124,145
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	520,000	458,587
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	505,000	528,303
Analog Devices, Inc. sr. unsec. unsub. notes 3.90%, 12/15/25	450,000	500,672
Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47	1,420,000	1,789,841
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61	310,000	301,930
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24	175,000	185,725
Apple, Inc. sr. unsec. notes 0.75%, 5/11/23	901,000	908,870
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	350,000	446,228
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	453,000	537,298
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28	40,000	39,550
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28	15,000	15,450
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26	115,000	121,038
Black Knight InfoServ, LLC 144A company guaranty sr. unsec. notes 3.625%, 9/1/28	85,000	84,572
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25	30,000	32,100
Boxer Parent Co., Inc. 144A notes 9.125%, 3/1/26	85,000	89,719
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28	1,225,000	1,343,897
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	642,000	719,948
Broadcom, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 2/15/51	187,000	195,211
BY Crown Parent LLC/BY Bond Finance, Inc. 144A company guaranty sr. notes 4.25%, 1/31/26	35,000	36,663
Cisco Systems, Inc./California sr. unsec. unsub. bonds 5.90%, 2/15/39	315,000	458,633
Cisco Systems, Inc./California sr. unsec. unsub. notes 2.50%, 9/20/26	520,000	557,933
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 6/30/29	75,000	76,969
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	45,000	47,507
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27	75,000	80,160
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29	100,000	100,095
Dell International, LLC/EMC Corp. company guaranty sr. bonds 8.35%, 7/15/46	118,000	193,001
Dell International, LLC/EMC Corp. company guaranty sr. notes 6.02%, 6/15/26	137,000	164,472
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24	35,000	35,900
Diebold Nixdorf, Inc. company guaranty sr. unsec. sub. notes 8.50%, 4/15/24	110,000	112,613
Diebold Nixdorf, Inc. 144A company guaranty sr. notes 9.375%, 7/15/25	50,000	55,438
Fidelity National Information Services, Inc. sr. unsec. bonds 2.25%, 3/1/31	180,000	179,678
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	330,000	363,113
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	820,000	942,620
Google, LLC sr. unsec. notes 3.375%, 2/25/24	540,000	580,511
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22	675,000	686,474
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	115,000	118,306
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	270,000	287,929
Microchip Technology, Inc. company guaranty sr. unsec. notes 4.25%, 9/1/25	105,000	110,236
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52	1,170,000	1,241,777
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	1,800,000	1,918,571
Microsoft Corp. sr. unsec. unsub. notes 2.40%, 2/6/22	124,000	125,465
Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21	1,139,000	1,139,268
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	510,000	540,782
Oracle Corp. sr. unsec. notes 2.50%, 5/15/22	550,000	558,508
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	1,105,000	1,205,410
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40	310,000	401,920
Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22	832,000	854,176
Oracle Corp. sr. unsec. unsub. notes 1.90%, 9/15/21	399,000	399,786
Plantronics, Inc. 144A company guaranty sr. unsec. notes 4.75%, 3/1/29	140,000	138,982
Qorvo, Inc. 144A company guaranty sr. unsec. bonds 3.375%, 4/1/31	85,000	88,589
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	140,000	138,600
Salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	490,000	496,478
Salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	490,000	494,776
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	1,400,000	1,594,833
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	385,000	380,700
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	545,000	511,329
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27	20,000	21,175
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25	40,000	42,100
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25	300,000	305,064
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	80,000	80,000
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31	55,000	56,444
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29	105,000	107,100
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	55,000	61,119
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29	165,000	163,969

		26,678,256
Transportation (0.2%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29	105,000	113,531
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26	105,000	111,169
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	370,000	434,441
Delta Air Lines Inc/SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28	155,000	172,322
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	210,000	227,460
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24	315,000	337,804
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29	40,000	41,400
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26	40,000	41,407
Watco Cos LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27	270,000	288,900

		1,768,434
Utilities and power (1.5%)
AES Corp. (The) 144A sr. unsec. bonds 2.45%, 1/15/31	680,000	672,799
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	575,000	661,750
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43	45,000	44,663
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26	25,000	25,438
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28	40,000	41,012
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	41,000	42,179
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28	150,000	153,000
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	20,000	19,900
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29	10,000	9,831
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36	208,000	294,004
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	205,000	237,652
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	570,000	643,561
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	775,000	836,384
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39	255,000	374,187
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	585,000	651,466
Duke Energy Progress, LLC sr. notes 3.375%, 9/1/23	164,000	174,628
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	495,000	584,034
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	395,000	445,228
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	935,000	915,132
Energy Transfer Operating LP company guaranty sr. unsec. bonds 3.75%, 5/15/30	1,080,000	1,173,191
Energy Transfer Operating LP company guaranty sr. unsec. notes 5.875%, 1/15/24	258,000	285,891
Energy Transfer Operating LP company guaranty sr. unsec. notes 2.90%, 5/15/25	116,000	122,088
Energy Transfer Operating LP sr. unsec. unsub. bonds 6.125%, 12/15/45	98,000	124,913
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	286,000	302,135
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	1,310,000	1,507,037
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	185,000	207,766
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	100,000	107,589
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	210,000	218,493
Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	17,000	24,388
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26	75,000	77,813
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27	20,000	20,704
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	65,000	71,746
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	295,000	314,126
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29	40,000	42,550
NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)	350,000	356,999
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42	110,000	151,640
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	560,000	646,840
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26	95,000	97,142
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	85,000	82,551
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27	180,000	186,249
Pacific Gas and Electric Co. sr. notes 1.367%, 3/10/23	1,645,000	1,645,076
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22	295,000	302,599
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 6/1/23	15,000	15,730
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40	215,000	294,347
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/21(F)	54,000	2
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	311,000	338,031
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	338,000	356,885
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.625%, 2/15/27	55,000	57,063
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26	125,000	128,906
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	65,000	66,731

		16,154,069

Total corporate bonds and notes (cost $232,970,972)		$250,280,882

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (22.5%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (4.4%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 4/20/49	$626,933	$696,526
5.00%, 5/20/49	23,423	25,929
4.70%, with due dates from 5/20/67 to 8/20/67	178,765	202,837
4.642%, 6/20/67	71,686	80,436
4.50%, 5/20/49	25,746	28,177
4.492%, 3/20/67	96,151	108,561
4.00%, TBA, 7/1/51	1,000,000	1,055,760
3.00%, TBA, 7/1/51	9,000,000	9,389,012
3.00%, with due dates from 7/20/50 to 10/20/50	35,106,388	36,617,513

		48,204,751
U.S. Government Agency Mortgage Obligations (18.1%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, 9/1/45	223,252	244,147
3.00%, with due dates from 2/1/47 to 1/1/48	12,563,187	13,174,870
2.50%, 5/1/51	1,993,358	2,073,676
Federal National Mortgage Association Pass-Through Certificates
4.00%, 1/1/57	575,135	638,534
4.00%, with due dates from 6/1/48 to 4/1/49	10,530,638	11,199,358
3.50%, 6/1/56	587,145	641,389
3.00%, with due dates from 4/1/46 to 11/1/48	12,728,321	13,400,317
2.50%, with due dates from 7/1/50 to 7/1/51	26,616,395	27,559,039
2.50%, 5/1/51(FWC)	2,750,000	2,859,087
Uniform Mortgage-Backed Securities
6.00%, TBA, 7/1/51	8,000,000	8,981,098
4.50%, TBA, 7/1/51	1,000,000	1,075,858
4.00%, TBA, 7/1/51	3,000,000	3,194,297
3.50%, TBA, 7/1/51	28,000,000	29,469,986
3.00%, TBA, 7/1/51	2,000,000	2,085,000
2.50%, TBA, 7/1/51	38,000,000	39,303,279
2.50%, TBA, 7/1/36	28,000,000	29,198,761
2.00%, TBA, 7/1/51	16,000,000	16,166,486

		201,265,182

Total U.S. government and agency mortgage obligations (cost $248,201,527)		$249,469,933

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.75%, 2/15/24(i)	$104,000	$111,502
1.375%, 1/31/25(i)	108,000	111,594
0.50%, 3/31/25(i)	102,000	101,627
0.50%, 3/15/23(i)	10,000	10,066

Total U.S. treasury obligations (cost $334,789)		$334,789

MORTGAGE-BACKED SECURITIES (5.0%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.6%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 25.50%, 4/15/37	$44,785	$82,853
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 19.641%, 3/15/35	80,430	112,602
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 16.759%, 6/15/34	33,819	41,259
REMICs IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 6.877%, 3/15/41	433,142	90,644
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.977%, 4/15/44	5,127,794	911,608
REMICs Ser. 5079, Class BI, IO, 5.50%, 2/25/51	3,202,684	660,318
REMICs Ser. 5117, Class CI, IO, 5.00%, 6/25/51	7,888,562	1,488,966
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	4,961,366	775,993
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	4,719,002	764,525
REMICs Ser. 3391, PO, zero %, 4/15/37	3,878	3,626
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 39.351%, 7/25/36	13,625	26,160
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 24.231%, 3/25/36	52,030	85,890
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 19.84%, 12/25/35	23,624	34,255
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	10,996	10,226
REMICs Ser. 06-125, Class OX, PO, zero %, 1/25/37	1,018	916
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	1,477	1,358
Government National Mortgage Association
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.957%, 6/20/43	632,449	130,042
Ser. 17-162, Class QI, IO, 5.00%, 10/20/47	740,544	140,394
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	139,560	26,036
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	28,018	4,309
Ser. 14-116, Class IL, IO, 4.00%, 8/20/44	1,327,540	157,002
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	1,487,900	112,247
Ser. 13-14, IO, 3.50%, 12/20/42	292,785	26,316
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	172,721	2,691
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	191,456	5,514
Ser. 20-138, Class AI, IO, 3.00%, 9/20/50	2,743,711	393,592
Ser. 16-H16, Class EI, IO, 2.277%, 6/20/66(WAC)	2,543,939	195,375
Ser. 15-H25, Class BI, IO, 1.964%, 10/20/65(WAC)	2,199,909	164,553
Ser. 15-H26, Class EI, IO, 1.72%, 10/20/65(WAC)	1,273,752	81,902

		6,531,172
Commercial mortgage-backed securities (2.5%)
BANK
FRB Ser. 17-BNK8, Class B, 4.062%, 11/15/50(WAC)	275,000	301,942
FRB Ser. 19-BN22, Class C, 3.577%, 11/15/62(WAC)	382,000	406,343
FRB Ser. 19-BN20, Class XA, IO, 0.96%, 9/15/62(WAC)	4,164,819	244,427
Barclays Commercial Mortgage Trust
Ser. 19-C3, Class B, 4.096%, 5/15/52	255,000	273,470
Ser. 19-C5, Class AS, 3.366%, 11/15/52(WAC)	420,000	457,907
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW14, Class X1, IO, 0.762%, 12/11/38(WAC)	102,830	1,059
Benchmark Mortgage Trust
Ser. 18-B8, Class AS, 4.532%, 1/15/52(WAC)	173,000	200,433
Ser. 19-B11, Class AS, 3.784%, 5/15/52	181,000	202,946
BXMT, Ltd. 144A FRB Ser. 21-FL4, Class A, 1.123%, 5/15/38 (Cayman Islands)	399,000	399,000
CD Commercial Mortgage Trust FRB Ser. 17-CD6, Class AM, 3.709%, 11/13/50(WAC)	207,000	227,234
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	179,000	194,744
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.971%, 12/15/47(WAC)	129,000	131,903
FRB Ser. 11-C2, Class E, 5.971%, 12/15/47(WAC)	411,000	404,431
Citigroup Commercial Mortgage Trust
Ser. 14-GC19, Class AS, 4.345%, 3/10/47	221,000	237,760
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	291,000	310,597
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.262%, 3/10/47(WAC)	266,000	284,564
FRB Ser. 06-C5, Class XC, IO, 0.652%, 10/15/49(WAC)	3,728,888	40
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 5.046%, 11/10/46(WAC)	452,000	481,206
FRB Ser. 14-CR18, Class C, 4.915%, 7/15/47(WAC)	246,000	251,779
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	233,000	250,049
Ser. 14-LC15, Class B, 4.599%, 4/10/47(WAC)	190,000	201,805
Ser. 13-CR13, Class AM, 4.449%, 11/10/46(WAC)	351,000	377,282
Ser. 14-LC15, Class AM, 4.198%, 4/10/47	226,000	243,392
Ser. 14-CR19, Class AM, 4.08%, 8/10/47	503,000	543,360
FRB Ser. 14-UBS4, Class XA, IO, 1.254%, 8/10/47(WAC)	3,538,209	97,896
FRB Ser. 13-LC13, Class XA, IO, 1.182%, 8/10/46(WAC)	3,840,139	70,000
FRB Ser. 14-CR18, Class XA, IO, 1.167%, 7/15/47(WAC)	1,144,421	29,526
FRB Ser. 14-CR17, Class XA, IO, 1.124%, 5/10/47(WAC)	3,607,540	83,583
FRB Ser. 14-UBS6, Class XA, IO, 1.033%, 12/10/47(WAC)	4,123,487	95,562
FRB Ser. 14-CR14, Class XA, IO, 0.719%, 2/10/47(WAC)	11,815,687	151,371
COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 5.937%, 7/10/46(WAC)	606,000	611,958
FRB Ser. 13-CR9, Class D, 4.413%, 7/10/45(WAC)	337,000	196,103
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.267%, 5/15/38(WAC)	15,085	121
CSAIL Commercial Mortgage Trust
Ser. 19-C15, Class B, 4.476%, 3/15/52	201,000	226,992
FRB Ser. 15-C1, Class C, 4.405%, 4/15/50(WAC)	708,000	678,178
FRB Ser. 20-C19, Class XA, IO, 1.239%, 3/15/53(WAC)	5,780,676	457,812
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.605%, 8/10/44(WAC)	930,000	918,384
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K105, Class X1, IO, 1.645%, 3/25/53(WAC)	2,562,822	291,741
Multifamily Structured Pass-Through Certificates FRB Ser. K099, Class X1, IO, 1.005%, 9/25/29(WAC)	5,574,426	358,576
Multifamily Structured Pass-Through Certificates FRB Ser. K740, Class X1, IO, 0.845%, 9/25/27(WAC)	4,673,561	198,680
Multifamily Structured Pass-Through Certificates Ser. KW10, Class X1, IO, 0.773%, 9/25/29(WAC)	4,088,147	184,351
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.629%, 2/10/46(WAC)	5,592,196	106,489
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.846%, 6/10/47(WAC)	895,000	935,573
Ser. 15-GC32, Class AS, 4.018%, 7/10/48(WAC)	292,000	319,589
Ser. 17-GS7, Class AS, 3.663%, 8/10/50	311,000	337,311
Ser. 19-GC42, Class AS, 3.212%, 9/1/52	273,000	293,502
Ser. 16-GS3, Class A4, 2.85%, 10/10/49	317,000	338,316
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.185%, 8/10/43(WAC)	435,000	321,900
FRB Ser. 11-GC3, Class D, 5.585%, 3/10/44(WAC)	196,340	196,172
Ser. 12-GC6, Class AS, 4.948%, 1/10/45	211,000	213,482
FRB Ser. 13-GC14, Class B, 4.90%, 8/10/46(WAC)	219,000	233,281
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class C, 4.821%, 4/15/47(WAC)	268,000	283,658
FRB Ser. 14-C22, Class C, 4.705%, 9/15/47(WAC)	204,000	191,742
FRB Ser. 13-C12, Class B, 4.235%, 7/15/45(WAC)	235,000	242,548
FRB Ser. 13-C12, Class C, 4.235%, 7/15/45(WAC)	378,000	388,940
FRB Ser. 14-C25, Class XA, IO, 0.987%, 11/15/47(WAC)	3,273,838	78,147
FRB Ser. 14-C19, Class XA, IO, 0.834%, 4/15/47(WAC)	3,694,266	56,452
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 13-C16, Class AS, 4.517%, 12/15/46	244,000	262,538
Ser. 14-C20, Class AS, 4.043%, 7/15/47	320,000	343,174
FRB Ser. 13-LC11, Class C, 3.958%, 4/15/46(WAC)	296,000	281,945
FRB Ser. 13-LC11, Class XA, IO, 1.38%, 4/15/46(WAC)	2,757,924	47,858
FRB Ser. 06-LDP8, Class X, IO, 0.297%, 5/15/45(WAC)	360,800	3
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C2, Class C2, 5.874%, 11/15/43(WAC)	278,000	275,054
FRB Ser. 12-C6, Class E, 5.313%, 5/15/45(WAC)	353,000	243,099
LSTAR Commercial Mortgage Trust 144A
Ser. 17-5, Class AS, 4.021%, 3/10/50	198,000	215,786
FRB Ser. 15-3, Class B, 3.367%, 4/20/48(WAC)	739,000	758,096
Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 07-C5, Class X, IO, 7.004%, 12/15/49(WAC)	10,238	—
FRB Ser. 06-C4, Class X, IO, 6.11%, 7/15/45(WAC)	15,713	—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.218%, 2/15/47(WAC)	314,000	336,417
FRB Ser. 14-C17, Class C, 4.637%, 8/15/47(WAC)	322,000	321,396
Ser. 14-C15, Class B, 4.565%, 4/15/47(WAC)	215,000	231,790
FRB Ser. 15-C24, Class B, 4.489%, 5/15/48(WAC)	193,000	210,236
Ser. 13-C8, Class B, 3.694%, 12/15/48(WAC)	294,000	302,463
FRB Ser. 14-C17, Class XA, IO, 1.228%, 8/15/47(WAC)	2,847,867	69,975
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.818%, 8/15/45(WAC)	414,000	419,528
FRB Ser. 12-C6, Class D, 4.754%, 11/15/45(WAC)	265,000	263,479
Morgan Stanley Capital I Trust Ser. 16-UB12, Class AS, 3.778%, 12/15/49(WAC)	193,000	204,607
Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C3, Class B, 5.475%, 7/15/49(WAC)	374,000	373,710
FRB Ser. 11-C3, Class D, 5.475%, 7/15/49(WAC)	206,000	204,620
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	357,873	4
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 1.177%, 12/15/50(WAC)	3,237,384	160,223
FRB Ser. 18-C8, Class XA, IO, 1.025%, 2/15/51(WAC)	4,012,741	187,856
UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class C, 5.754%, 5/10/45(WAC)	425,000	435,889
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class D, 5.044%, 5/10/63(WAC)	319,000	215,871
FRB Ser. 12-C4, Class XA, IO, 1.742%, 12/10/45(WAC)	851,804	11,776
FRB Ser. 12-C2, Class XA, IO, 1.436%, 5/10/63(WAC)	11,908,328	108,903
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 1.183%, 6/16/36	196,000	196,059
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.435%, 7/15/46(WAC)	251,000	254,730
FRB Ser. 13-LC12, Class C, 4.435%, 7/15/46(WAC)	409,000	358,708
Ser. 19-C49, Class AS, 4.244%, 3/15/52	244,000	279,690
FRB Ser. 16-LC25, Class AS, 4.094%, 12/15/59(WAC)	263,000	290,150
Ser. 15-NXS3, Class AS, 3.972%, 9/15/57(WAC)	208,000	226,493
FRB Ser. 19-C52, Class XA, IO, 1.76%, 8/15/52(WAC)	2,508,582	253,492
FRB Ser. 14-LC16, Class XA, IO, 1.245%, 8/15/50(WAC)	4,717,534	121,359
FRB Ser. 16-LC25, Class XA, IO, 1.109%, 12/15/59(WAC)	4,703,614	173,530
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.435%, 7/15/46(WAC)	507,000	253,500
WF-RBS Commercial Mortgage Trust
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)	629,000	670,803
FRB Ser. 13-C11, Class C, 4.327%, 3/15/45(WAC)	303,000	311,318
Ser. 12-C8, Class AS, 3.66%, 8/15/45	509,000	519,759
Ser. 13-C12, Class AS, 3.56%, 3/15/48	578,000	602,018
Ser. 13-C11, Class AS, 3.311%, 3/15/45	290,000	298,855
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class D, 5.901%, 11/15/44(WAC)	357,000	354,597
FRB Ser. 11-C3, Class D, 5.52%, 3/15/44(WAC)	639,172	319,586
Ser. 11-C4, Class E, 5.266%, 6/15/44(WAC)	123,000	87,591
FRB Ser. 12-C9, Class D, 4.969%, 11/15/45(WAC)	291,000	281,763
FRB Ser. 13-C15, Class D, 4.646%, 8/15/46(WAC)	153,000	76,855
FRB Ser. 12-C10, Class XA, IO, 1.662%, 12/15/45(WAC)	2,104,062	31,418
FRB Ser. 12-C9, Class XB, IO, 0.874%, 11/15/45(WAC)	6,676,000	53,408

		28,317,587
Residential mortgage-backed securities (non-agency) (1.9%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.282%, 5/25/47	534,444	286,652
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.132%, 1/25/49(WAC)	99,169	100,873
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	161,091	163,299
Banc of America Funding Trust FRB Ser. 05-B, Class 3M1, (1 Month US LIBOR + 0.68%), 0.768%, 4/20/35	107,042	106,782
BankUnited Trust FRB Ser. 05-1, Class 1A1, (1 Month US LIBOR + 0.60%), 0.692%, 9/25/45	89,050	85,052
Bellemeade Re, Ltd. 144A FRB Ser. 19-4A, Class M1C, (1 Month US LIBOR + 2.50%), 2.592%, 10/25/29 (Bermuda)	471,000	474,131
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 2.80%, 5/25/35(WAC)	189,904	197,094
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A1, 1.853%, 3/25/65(WAC)	82,701	83,164
Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 1A1, 1.494%, 8/25/35(WAC)	64,734	55,140
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 1.056%, 6/25/46	331,597	304,012
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.66%), 0.751%, 11/20/35	327,775	313,758
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.38%), 0.472%, 8/25/46	466,925	422,578
FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 0.273%, 2/20/47	294,958	229,842
Credit Suisse Mortgage Trust 144A Ser. 21-RPL4, Class A1, 1.796%, 12/27/60(WAC)	197,080	197,376
Deephaven Residential Mortgage Trust 144A Ser. 20-2, Class A1, 1.692%, 5/25/65	109,152	109,697
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 1.792%, 11/25/28 (Bermuda)	189,271	190,305
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 6.442%, 9/25/28	227,853	243,045
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class M3, (1 Month US LIBOR + 5.55%), 5.642%, 7/25/28	311,288	326,207
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 5.242%, 11/25/28	236,045	247,136
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class M3, (1 Month US LIBOR + 4.80%), 4.892%, 5/25/28	207,645	214,897
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 4.842%, 10/25/24	36,784	37,160
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 4.742%, 10/25/28	1,536,372	1,604,845
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 3.942%, 3/25/29	250,000	259,288
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3, (1 Month US LIBOR + 3.75%), 3.842%, 9/25/24	176,098	180,658
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 3.542%, 10/25/29	282,000	294,580
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2, (1 Month US LIBOR + 3.25%), 3.342%, 7/25/29	235,454	243,862
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M1, (1 Month US LIBOR + 1.20%), 1.292%, 10/25/29	104,414	104,495
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.742%, 1/25/49	117,930	119,619
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.542%, 3/25/49	11,147	11,300
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (1 Month US LIBOR + 2.40%), 2.492%, 2/25/47	311,000	316,713
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.442%, 2/25/49	95,557	96,502
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.392%, 10/25/48	66,200	66,941
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (1 Month US LIBOR + 1.90%), 1.992%, 1/25/50	137,427	137,795
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class M1, (US 30 Day Average SOFR + 1.30%), 1.318%, 10/25/50	9,981	9,981
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%), 7.042%, 8/25/28	254,813	271,155
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 6.842%, 8/25/28	732,157	783,336
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.092%, 9/25/28	739,263	779,904
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 5.992%, 10/25/28	336,304	354,722
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.792%, 4/25/28	684,764	725,429
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.642%, 4/25/28	715,231	755,347
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.092%, 7/25/25	82,778	84,033
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (1 Month US LIBOR + 5.00%), 5.092%, 11/25/24	35,540	36,384
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 4.992%, 11/25/24	106,666	110,398
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.542%, 1/25/29	506,644	529,677
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 4.442%, 5/25/29	131,004	137,012
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 4.392%, 2/25/25	44,597	45,614
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 4.342%, 4/25/29	247,857	258,128
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.342%, 1/25/29	944,504	984,735
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.092%, 5/25/25	51,587	52,722
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.092%, 5/25/25	66,726	67,415
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.642%, 7/25/29	697,940	724,837
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 2.992%, 7/25/24	97,557	99,652
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1M2A, (1 Month US LIBOR + 2.20%), 2.292%, 1/25/30	23,216	23,289
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.342%, 7/25/29	160,000	160,650
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.542%, 7/25/31	48,776	49,096
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 2.242%, 11/25/39	172,397	171,422
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (1 Month US LIBOR + 2.05%), 2.142%, 1/25/40	559,035	561,096
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 1.692%, 10/25/28 (Bermuda)	84,046	84,274
Legacy Mortgage Asset Trust 144A
Ser. 20-GS5, Class A1, 3.25%, 6/25/60	421,081	428,449
FRB Ser. 19-GS7, Class A1, 3.25%, 11/25/59	282,030	284,005
FRB Ser. 20-GS1, Class A1, 2.882%, 10/25/59	269,865	272,024
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (1 Month US LIBOR + 0.80%), 0.892%, 2/25/34	382,599	382,612
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 2.809%, 2/25/35(WAC)	91,774	93,400
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (1 Month US LIBOR + 0.83%), 0.917%, 8/25/34	109,200	108,164
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.917%, 8/26/47(WAC)	100,000	96,615
OSW Structured Asset Trust 144A FRB Ser. 20-RPL1, Class A1, 3.072%, 12/26/59	259,744	261,156
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 1.142%, 10/25/34	290,000	287,914
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60(WAC)	209,000	210,105
Starwood Mortgage Residential Trust 144A
Ser. 20-2, Class M1E, 3.00%, 4/25/60	493,000	496,253
Ser. 20-3, Class A3, 2.591%, 4/25/65(WAC)	403,000	408,793
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 0.942%, 5/25/47	433,893	382,991
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 0.272%, 1/25/37	105,939	101,021
Towd Point Mortgage Trust 144A
Ser. 16-5, Class M2, 3.375%, 10/25/56(WAC)	174,000	182,590
Ser. 14-1, Class A2, 3.25%, 10/25/53(WAC)	72,766	72,921
Triangle Re, Ltd. 144A FRB Ser. 21-2, Class M1A, (1 Month US LIBOR + 2.05%), 2.142%, 10/25/33 (Bermuda)	164,000	164,845
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR12, Class 1A8, 2.909%, 10/25/35(WAC)	321,341	319,486
FRB Ser. 04-AR3, Class A2, 2.577%, 6/25/34(WAC)	148,490	152,575
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 1.052%, 7/25/45	142,812	136,029
FRB Ser. 04-AR13, Class A2B, (1 Month US LIBOR + 0.88%), 0.972%, 11/25/34	172,716	168,659
FRB Ser. 05-AR11, Class A1B3, (1 Month US LIBOR + 0.80%), 0.892%, 8/25/45	180,646	179,496

		20,875,209

Total mortgage-backed securities (cost $57,298,864)		$55,723,968

COMMODITY LINKED NOTES (1.3%)(a)(CLN)
	Principal amount	Value
Goldman Sachs International 144A notes zero %, 2022 (Indexed to the S&P GSCI Light Energy Excess Return Index multiplied by 3)	$9,372,000	$14,369,652

Total commodity Linked Notes (cost $9,372,000)		$14,369,652

ASSET-BACKED SECURITIES (0.9%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.047%, 7/25/24	$443,000	$443,000
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 0.992%, 10/25/53	217,000	217,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.892%, 11/25/53	131,000	131,000
FRB Ser. 21-2, Class A, (1 Month US LIBOR + 0.75%), 0.842%, 4/25/55	338,000	338,000
MRA Issuance Trust 144A
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%), 1.95%, 7/21/21	783,000	783,000
FRB Ser. 21-EBO4, Class A1X, (1 Month US LIBOR + 1.75%), 1.842%, 2/16/22	570,000	570,071
FRB Ser. 21-EBO1, Class A1X, (1 Month US LIBOR + 1.75%), 1.842%, 10/8/21	437,000	437,000
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.70%), 1.773%, 4/22/22	498,000	498,000
FRB Ser. 21-NA1, Class A1X, (1 Month US LIBOR + 1.50%), 1.591%, 3/8/22	492,000	492,000
FRB Ser. 20-12, Class A1X, (1 Month US LIBOR + 1.35%), 1.423%, 7/15/21	769,000	769,000
FRB Ser. 21-8, Class A1X, (1 Month US LIBOR + 1.15%), 1.26%, 10/15/21	777,000	777,000
FRB Ser. 21-11, Class A1X, (1 Month US LIBOR + 1.15%), 1.236%, 1/25/22	570,000	570,000
MSG III Securitization Trust 144A FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.75%), 0.841%, 6/25/54	131,000	131,000
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.75%), 0.842%, 5/25/55	188,000	188,271
Provident Funding Mortgage Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.70%), 0.792%, 2/25/55	241,000	241,000
RMF Buyout Issuance Trust 144A Ser. 20-HB1, Class A1, 1.719%, 10/25/50(WAC)	167,976	167,976
Station Place Securitization Trust 144A
FRB Ser. 20-15, Class A, (1 Month US LIBOR + 1.37%), 1.461%, 12/10/21	488,000	488,000
FRB Ser. 21-6, Class A, (1 Month US LIBOR + 0.80%), 0.891%, 4/25/22	574,000	574,000
FRB Ser. 21-10, Class A, (1 Month US LIBOR + 0.75%), 0.854%, 8/8/22	574,000	574,000
FRB Ser. 21-WL2, Class A, (1 Month US LIBOR + 0.70%), 0.792%, 3/25/54	353,000	353,000
FRB Ser. 21-WL1, Class A, (1 Month US LIBOR + 0.65%), 0.742%, 1/26/54	353,000	353,000
Toorak Mortgage Corp., Ltd. 144A Ser. 19-1, Class A1, 4.535%, 3/25/22(WAC)	291,028	292,326
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 0.692%, 1/25/46	413,804	411,746

Total asset-backed securities (cost $9,798,144)		$9,799,390

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.8%)(a)
	Principal amount	Value
Bahrain (Kingdom of) sr. unsec. bonds Ser. REGS, 5.25%, 1/25/33 (Bahrain)	$300,000	$291,386
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)	390,000	414,066
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 2/15/48 (Dominican Republic)	250,000	272,750
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)	491,000	552,989
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)	800,000	912,000
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)	825,000	933,294
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)	1,005,000	1,060,275
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)	470,000	589,869
Kazakhstan (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.125%, 7/21/25 (Kazakhstan)	290,000	337,086
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)	862,000	1,040,874
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)	200,000	229,500
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)	200,000	226,702
Saudi Arabia (Kingdom of) sr. unsec. notes Ser. REGS, 2.90%, 10/22/25 (Saudi Arabia)	330,000	353,282
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)	785,000	828,175
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)	300,000	322,133
United Mexican States sr. unsec. bonds 2.659%, 5/24/31 (Mexico)	243,000	237,384
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)	210,000	320,252
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)	340,000	34,850
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)	550,000	56,375

Total foreign government and agency bonds and notes (cost $8,567,886)		$9,013,242

COLLATERALIZED LOAN OBLIGATIONS (0.8%)(a)
	Principal amount	Value
Apidos CLO XXIII 144A FRB Ser. 20-23A, Class AR, (BBA LIBOR USD 3 Month + 1.22%), 1.404%, 4/15/33 (Cayman Islands)	$600,000	$601,388
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 19-3A, Class A, (BBA LIBOR USD 3 Month + 1.34%), 1.526%, 10/21/32	250,000	250,312
Benefit Street Partners CLO V-B, Ltd. 144A FRB Ser. 18-5BA, Class A1A, (BBA LIBOR USD 3 Month + 1.09%), 1.278%, 4/20/31	250,000	249,599
Canyon Capital CLO, Ltd. 144A FRB Ser. 19-2A, Class A, (BBA LIBOR USD 3 Month + 1.37%), 1.554%, 10/15/32 (Cayman Islands)	250,000	250,532
Carlyle C17 CLO, Ltd. 144A FRB Ser. C17A, Class A1AR, (BBA LIBOR USD 3 Month + 1.03%), 1.235%, 4/30/31 (Cayman Islands)	440,000	439,445
Carlyle US CLO, Ltd. 144A FRB Ser. 17-1A, Class A1A, (BBA LIBOR USD 3 Month + 1.30%), 1.488%, 4/20/31	248,565	248,613
CBAM, Ltd. 144A FRB Ser. 19-9A, Class A, (BBA LIBOR USD 3 Month + 1.28%), 1.464%, 2/12/30	250,000	250,006
Cedar Funding II CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (BBA LIBOR USD 3 Month + 1.08%), 1.264%, 4/20/34 (Cayman Islands)	453,000	453,163
Cedar Funding V CLO, Ltd. 144A FRB Ser. 18-5A, Class A1R, (BBA LIBOR USD 3 Month + 1.10%), 1.29%, 7/17/31 (Cayman Islands)	325,000	325,037
CIFC Funding, Ltd. 144A FRB Ser. 19-1A, Class A1R, (BBA LIBOR USD 3 Month + 1.35%), 1.536%, 10/21/31 (Cayman Islands)	250,000	250,459
Columbia Cent CLO 29, Ltd. 144A FRB Ser. 20-29A, Class A1N, (BBA LIBOR USD 3 Month + 1.70%), 1.888%, 7/20/31 (Cayman Islands)	105,000	105,411
Crestline Denali CLO XIV, Ltd. 144A FRB Ser. 18-1A, Class A1R, (BBA LIBOR USD 3 Month + 1.28%), 1.453%, 10/23/31 (Cayman Islands)	263,714	263,725
Elevation CLO Ltd. 144A FRB Ser. 17-2A, Class A1R, (BBA LIBOR USD 3 Month + 1.23%), 1.414%, 10/15/29 (Cayman Islands)	450,000	450,014
Elmwood CLO II, Ltd. 144A FRB Ser. 21-2A, Class AR, (BBA LIBOR USD 3 Month + 1.15%), 1.338%, 4/20/34 (Cayman Islands)	265,000	265,239
GoldenTree Loan Management US CLO 5, Ltd. 144A FRB Ser. 19-5A, Class A, (BBA LIBOR USD 3 Month + 1.30%), 1.488%, 10/20/32 (Cayman Islands)	250,000	250,515
Kayne CLO 6, Ltd. 144A FRB Ser. 19-6A, Class A1, (BBA LIBOR USD 3 Month + 1.38%), 1.568%, 1/20/33 (Cayman Islands)	250,000	250,309
Madison Park Funding, Ltd. 144A FRB Ser. 18-30A, Class A, (BBA LIBOR USD 3 Month + 0.75%), 0.934%, 4/15/29	302,000	302,006
Magnetite CLO XXVI, Ltd. 144A FRB Ser. 20-26A, Class A, (BBA LIBOR USD 3 Month + 1.75%), 1.934%, 7/15/30 (Cayman Islands)	566,000	566,388
Magnetite VII, Ltd. 144A FRB Ser. 18-7A, Class A1R2, (BBA LIBOR USD 3 Month + 0.80%), 0.984%, 1/15/28	248,216	248,231
Mountain View CLO, LLC 144A FRB Ser. 17-2A, Class A, (BBA LIBOR USD 3 Month + 1.21%), 1.394%, 1/16/31	250,000	250,068
MP CLO III, Ltd. 144A FRB Ser. 13-1A, Class AR, (BBA LIBOR USD 3 Month + 1.25%), 1.438%, 10/20/30	250,000	250,071
Palmer Square CLO, Ltd. 144A FRB Ser. 18-2A, Class A1A, (BBA LIBOR USD 3 Month + 1.10%), 1.284%, 7/16/31	250,000	250,080
Regatta XVIII Funding, Ltd. 144A FRB Ser. 21-1A, Class A1, (BBA LIBOR USD 3 Month + 1.10%), 1.191%, 1/15/34 (Cayman Islands)	274,000	274,458
RR 3, Ltd. 144A FRB Ser. 18-3A, Class A1R2, (BBA LIBOR USD 3 Month + 1.09%), 1.274%, 1/15/30 (Cayman Islands)	500,000	500,003
RR, Ltd. 144A FRB Ser. 20-12A, Class AAR2, (BBA LIBOR USD 3 Month + 1.36%), 1.544%, 1/15/36	319,000	320,040
Signal Peak CLO 4, Ltd. 144A FRB Ser. 17-4A, Class A, (BBA LIBOR USD 3 Month + 1.21%), 1.386%, 10/26/29	250,000	250,104
Sound Point CLO XIX, Ltd. 144A FRB Ser. 18-1A, Class A, (BBA LIBOR USD 3 Month + 1.00%), 1.184%, 4/15/31 (Cayman Islands)	301,000	301,045
THL Credit Wind River CLO, Ltd. 144A FRB Ser. 18-2A, Class AR, (BBA LIBOR USD 3 Month + 1.14%), 1.324%, 1/15/31	250,000	250,048
Voya CLO, Ltd. 144A FRB Ser. 13-2A, Class A1R, (BBA LIBOR USD 3 Month + 0.97%), 1.146%, 4/25/31	333,000	333,007

Total collateralized loan obligations (cost $9,009,073)		$8,999,316

SENIOR LOANS (0.4%)(a)(c)
	Principal amount	Value
Adient US, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.604%, 4/1/28	$50,000	$49,985
Alpha 3 BV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 3.00%, 3/18/28	60,000	59,663
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.086%, 4/22/26	99,720	93,467
American Airlines, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.50%, 3/24/28	50,000	52,088
AppleCaramel Buyer, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/27	84,575	84,681
Arches Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 12/6/27	149,250	148,774
Blackstone CQP Holdco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 5/27/28	130,000	129,415
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	177,600	174,575
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.354%, 4/3/24	68,571	66,868
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 11/23/27	178,553	177,976
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 3.25%, 5/5/24	41,744	41,684
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.186%, 9/6/24	64,665	64,274
Epicor Software Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 7.75%), 8.75%, 7/30/28	50,000	51,594
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 7/30/27	481,363	480,622
Global Medical Response, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 10/5/25	218,900	219,721
Greeneden US Holdings II, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 10/8/27	84,788	84,939
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 5/1/26	74,250	74,250
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/27	39,800	39,775
Jazz Financing Lux Sarl bank term loan FRN Ser. B, (1 Month US LIBOR + 3.50%), 4.00%, 4/22/28 (Luxembourg)	225,000	225,632
Klockner-Pentaplast of America, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.25%, 2/9/26	69,825	70,174
MajorDrive Holdings IV, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 5/12/28	190,000	190,059
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.60%, 11/6/24	211,662	211,662
One Call Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 5.50%), 6.25%, 4/7/27	125,000	126,250
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.089%, 6/30/25	86,996	86,903
Polaris Newco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 6/3/28	130,000	130,309
Quorum Health Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.25%), 9.25%, 4/29/25	121,039	122,401
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	75,000	64,500
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 2/28/25	52,781	50,934
Rocket Software, Inc. bank term loan FRN (1 Month US LIBOR + 4.25%), 4.75%, 11/28/25	60,000	58,890
SCIH Salt Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 3/16/27	125,000	125,209
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 8.635%, 6/26/26	65,000	64,789
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.135%, 6/26/25	181,389	181,195
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.133%, 10/1/25	82,110	81,444
Terrier Media Buyer, Inc. bank term loan FRN (1 Month US LIBOR + 3.50%), 3.604%, 12/17/26	406,922	404,660
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.167%, 3/28/25	139,994	137,445
United Airlines, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 4/14/28	104,738	106,017
Vertiv Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.75%), 2.836%, 3/2/27	296,261	294,125

Total senior loans (cost $4,794,073)		$4,826,949

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value
Danaher Corp. 5.00% cv. pfd.	489	$715,652
T-Mobile US, Inc. 144A 5.25% cv. pfd.(NON)	787	991,683

Total convertible preferred stocks (cost $1,314,207)		$1,707,335

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Citibank, N.A.
S&P 500 Index (Call)	Jan-22/4350.00	$7,042,844		$1,641	$268,939
Goldman Sachs International
EUR/USD (Put)	Aug-21/$1.18	17,659,256	EUR	14,892,900	101,753
Morgan Stanley & Co. International PLC
GBP/USD (Put)	Aug-21/1.37	8,807,056	GBP	6,366,700	51,689

Total purchased options outstanding (cost $244,324)					$422,381

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$55,000	$56,128
fuboTV, Inc. 144A cv. sr. unsec. notes 3.25%, 2/15/26	50,000	49,094
Nabors Industries, Inc. company guaranty cv. sr. unsec. notes 0.75%, 1/15/24	130,000	115,635
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23	24,000	21,380

Total convertible bonds and notes (cost $205,678)		$242,237

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Occidental Petroleum Corp.	8/3/27	$22.00	401	$5,578

Total warrants (cost $1,987)				$5,578

PREFERRED STOCKS (—%)(a)
	Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	148	$3,746

Total preferred stocks (cost $3,700)		$3,746

SHORT-TERM INVESTMENTS (4.1%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 0.09%(AFF)	Shares	7,028,660	$7,028,660
Putnam Short Term Investment Fund Class P 0.09%(AFF)	Shares	7,625,835	7,625,835
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	610,000	610,000
U.S. Treasury Bills 0.011%, 7/6/21(SEGSF)(SEGCCS)		$100,000	100,000
U.S. Treasury Bills 0.044%, 10/14/21(SEG)(SEGCCS)(SEGTBA)		2,000,000	1,999,723
U.S. Treasury Bills 0.023%, 7/20/21(SEG)(SEGSF)(SEGCCS)		5,300,000	5,299,861
U.S. Treasury Bills 0.025%, 7/13/21(SEG)(SEGCCS)		1,500,000	1,499,979
U.S. Treasury Bills 0.021%, 8/3/21(SEG)(SEGSF)(SEGCCS)		1,600,000	1,599,932
U.S. Treasury Bills 0.016%, 9/2/21(SEGCCS)		1,300,000	1,299,881
U.S. Treasury Bills 0.019%, 7/27/21(SEGCCS)		100,000	99,997
U.S. Treasury Cash Management Bills 0.048%, 10/19/21(SEG)(SEGSF)(SEGCCS)		7,900,000	7,898,673
U.S. Treasury Cash Management Bills 0.027%, 10/5/21(SEG)(SEGSF)(SEGCCS)		2,500,000	2,499,700
U.S. Treasury Cash Management Bills 0.020%, 9/28/21(SEG)(SEGSF)(SEGCCS)		2,800,000	2,799,723
U.S. Treasury Cash Management Bills 0.015%, 9/21/21(SEG)(SEGSF)(SEGCCS)		4,900,000	4,899,463

Total short-term investments (cost $45,262,479)			$45,261,427
TOTAL INVESTMENTS

Total investments (cost $1,032,856,017)			$1,256,655,565

	FORWARD CURRENCY CONTRACTS at 6/30/21 (aggregate face value $218,801,021) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Buy	9/15/21	$1,245,593	$1,262,588	$(16,995)
		Canadian Dollar	Sell	7/21/21	1,600,578	1,610,391	9,813
		Euro	Buy	9/15/21	4,302,987	4,464,973	(161,986)
		Hong Kong Dollar	Sell	8/18/21	20,905	20,900	(5)
		Japanese Yen	Buy	8/18/21	309,488	314,988	(5,500)
		Swedish Krona	Buy	9/15/21	17,189	17,806	(617)
	Barclays Bank PLC
		Australian Dollar	Buy	7/21/21	1,780,705	1,841,821	(61,116)
		British Pound	Buy	9/15/21	814,073	832,471	(18,398)
		British Pound	Sell	9/15/21	832,470	831,329	(1,141)
		Canadian Dollar	Sell	7/21/21	481,924	441,443	(40,481)
		Euro	Sell	9/15/21	2,234,028	2,297,077	63,049
		Hong Kong Dollar	Buy	8/18/21	267,298	267,238	60
		Japanese Yen	Buy	8/18/21	1,067,054	1,086,064	(19,010)
		Swedish Krona	Buy	9/15/21	1,087,217	1,125,950	(38,733)
	Citibank, N.A.
		Australian Dollar	Buy	7/21/21	803,125	831,939	(28,814)
		British Pound	Buy	9/15/21	792,348	810,107	(17,759)
		Canadian Dollar	Sell	7/21/21	20,974	28,977	8,003
		Danish Krone	Sell	9/15/21	352,393	361,680	9,287
		Euro	Sell	9/15/21	386,193	397,156	10,963
		Japanese Yen	Sell	8/18/21	1,189,767	1,210,985	21,218
		New Zealand Dollar	Sell	7/21/21	306,920	309,539	2,619
		Swiss Franc	Sell	9/15/21	1,471,023	1,516,432	45,409
	Credit Suisse International
		Australian Dollar	Sell	7/21/21	548,417	548,010	(407)
		British Pound	Sell	9/15/21	2,112,375	2,158,714	46,339
		Canadian Dollar	Sell	7/21/21	739,746	762,505	22,759
		Euro	Sell	9/15/21	1,295,979	1,332,679	36,700
	Goldman Sachs International
		Australian Dollar	Buy	7/21/21	1,501,096	1,569,633	(68,537)
		British Pound	Buy	9/15/21	11,140,464	11,416,328	(275,864)
		Canadian Dollar	Sell	7/21/21	827,838	1,062,861	235,023
		Euro	Buy	9/15/21	7,203,590	7,289,013	(85,423)
		Hong Kong Dollar	Sell	8/18/21	211,448	211,399	(49)
		Japanese Yen	Sell	8/18/21	6,954,126	7,048,222	94,096
		New Zealand Dollar	Sell	7/21/21	6,147,137	6,223,028	75,891
		Norwegian Krone	Buy	9/15/21	2,416,851	2,447,713	(30,862)
		Swedish Krona	Buy	9/15/21	5,458,347	5,653,625	(195,278)
		Swiss Franc	Sell	9/15/21	2,221,154	2,271,127	49,973
	HSBC Bank USA, National Association
		Australian Dollar	Buy	7/21/21	633,920	677,389	(43,469)
		British Pound	Sell	9/15/21	330,526	334,109	3,583
		Canadian Dollar	Buy	7/21/21	1,206,907	1,203,887	3,020
		Euro	Buy	9/15/21	1,889,638	1,943,119	(53,481)
		Hong Kong Dollar	Sell	8/18/21	996,931	996,690	(241)
		Japanese Yen	Sell	8/18/21	427,241	426,169	(1,072)
		New Zealand Dollar	Buy	7/21/21	537,162	553,984	(16,822)
		Swiss Franc	Buy	9/15/21	116,737	104,800	11,937
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	7/21/21	1,064,733	1,097,676	(32,943)
		British Pound	Buy	9/15/21	5,233,205	5,350,023	(116,818)
		Canadian Dollar	Sell	7/21/21	1,478,524	1,438,624	(39,900)
		Euro	Sell	9/15/21	4,609,970	4,682,463	72,493
		Japanese Yen	Sell	8/18/21	2,511,605	2,548,092	36,487
		New Zealand Dollar	Sell	7/21/21	1,156,944	1,166,552	9,608
		Norwegian Krone	Buy	9/15/21	1,856,443	1,920,607	(64,164)
		Singapore Dollar	Buy	8/18/21	180,114	181,161	(1,047)
		South Korean Won	Sell	8/18/21	4,170,271	4,193,882	23,611
		Swedish Krona	Sell	9/15/21	1,242,043	1,237,194	(4,849)
		Swiss Franc	Sell	9/15/21	1,440,377	1,508,857	68,480
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	7/21/21	538,967	549,705	10,738
		British Pound	Buy	9/15/21	9,126,321	9,280,780	(154,459)
		Canadian Dollar	Sell	7/21/21	398,349	506,291	107,942
		Euro	Sell	9/15/21	3,193,098	3,243,133	50,035
		Japanese Yen	Buy	8/18/21	3,478,053	3,556,049	(77,996)
		New Zealand Dollar	Sell	7/21/21	1,121,785	1,146,590	24,805
		Norwegian Krone	Buy	9/15/21	1,491,900	1,527,258	(35,358)
		Swedish Krona	Buy	9/15/21	6,333,337	6,559,847	(226,510)
		Swiss Franc	Sell	9/15/21	1,340,208	1,381,548	41,340
	NatWest Markets PLC
		Australian Dollar	Sell	7/21/21	548,492	548,030	(462)
		British Pound	Sell	9/15/21	1,973,745	2,018,389	44,644
		Canadian Dollar	Sell	7/21/21	1,653,094	1,645,947	(7,147)
		Euro	Sell	9/15/21	1,498,220	1,474,157	(24,063)
		Hong Kong Dollar	Sell	8/18/21	211,151	211,093	(58)
		Japanese Yen	Sell	8/18/21	537,638	539,634	1,996
		New Zealand Dollar	Sell	7/21/21	2,465,216	2,435,590	(29,626)
		Swedish Krona	Buy	9/15/21	543,790	563,187	(19,397)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	7/21/21	1,855,033	1,959,529	(104,496)
		British Pound	Buy	9/15/21	425,020	494,596	(69,576)
		Canadian Dollar	Sell	7/21/21	1,360,906	1,516,034	155,128
		Euro	Buy	9/15/21	3,007,008	3,157,967	(150,959)
		Hong Kong Dollar	Sell	8/18/21	3,286,454	3,285,418	(1,036)
		Japanese Yen	Sell	8/18/21	15,866,756	16,117,137	250,381
		New Zealand Dollar	Sell	7/21/21	2,589,912	2,609,675	19,763
		Norwegian Krone	Buy	9/15/21	2,464,449	2,479,507	(15,058)
		Swedish Krona	Sell	9/15/21	1,878,568	1,945,105	66,537
		Swiss Franc	Sell	9/15/21	706,164	774,302	68,138
	Toronto-Dominion Bank
		Australian Dollar	Buy	7/21/21	528,466	543,728	(15,262)
		British Pound	Sell	9/15/21	1,479,824	1,514,586	34,762
		Canadian Dollar	Buy	7/21/21	392,138	350,372	41,766
		Chinese Yuan (Offshore)	Sell	8/18/21	7,766,064	7,727,072	(38,992)
		Euro	Sell	9/15/21	1,808,171	1,859,343	51,172
		Japanese Yen	Buy	8/18/21	3,309,024	3,370,623	(61,599)
		Norwegian Krone	Buy	9/15/21	2,757,148	2,867,778	(110,630)
		Swedish Krona	Buy	9/15/21	126,739	131,264	(4,525)
	UBS AG
		Australian Dollar	Buy	7/21/21	4,106,377	4,230,077	(123,700)
		British Pound	Sell	9/15/21	567,386	578,710	11,324
		Canadian Dollar	Sell	7/21/21	259,112	284,066	24,954
		Euro	Buy	9/15/21	3,689,139	3,792,914	(103,775)
		Hong Kong Dollar	Sell	8/18/21	1,711,443	1,711,027	(416)
		Japanese Yen	Buy	8/18/21	4,552,490	4,657,092	(104,602)
		New Zealand Dollar	Sell	7/21/21	2,499,115	2,507,318	8,203
		Norwegian Krone	Buy	9/15/21	1,786,051	1,856,031	(69,980)
		Swedish Krona	Buy	9/15/21	1,479,946	1,533,213	(53,267)
	WestPac Banking Corp.
		British Pound	Sell	9/15/21	361,517	368,102	6,585
		Canadian Dollar	Sell	7/21/21	200,950	198,097	(2,853)
		Euro	Sell	9/15/21	192,859	198,324	5,465
		Japanese Yen	Buy	8/18/21	2,535,916	2,581,507	(45,591)
		New Zealand Dollar	Sell	7/21/21	963,467	971,290	7,823

	Unrealized appreciation						1,993,922

	Unrealized (depreciation)						(3,093,174)

	Total						$(1,099,252)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	55	$6,397,358	$6,336,275	Sep-21	$(140,051)
MSCI EAFE Index (Short)	361	41,989,932	41,589,005	Sep-21	1,012,503
MSCI Emerging Markets Index (Long)	238	16,388,073	16,241,120	Sep-21	(66,052)
NASDAQ 100 Index E-Mini (Long)	37	10,770,552	10,766,260	Sep-21	441,743
Russell 2000 Index E-Mini (Long)	256	29,575,027	29,539,840	Sep-21	25,194
S&P 500 Index E-Mini (Long)	9	1,931,310	1,929,870	Sep-21	25,451
S&P 500 Index E-Mini (Short)	1,234	264,804,060	264,606,620	Sep-21	(3,693,088)
S&P Mid Cap 400 Index E-Mini (Long)	1	269,380	269,240	Sep-21	2,067
S&P Mid Cap 400 Index E-Mini (Short)	64	17,240,320	17,231,360	Sep-21	212,418
U.S. Treasury Bond 30 yr (Long)	144	23,148,000	23,148,000	Sep-21	550,996
U.S. Treasury Bond Ultra 30 yr (Long)	245	47,208,438	47,208,438	Sep-21	1,824,378
U.S. Treasury Bond Ultra 30 yr (Short)	3	578,063	578,063	Sep-21	(22,343)
U.S. Treasury Note 2 yr (Long)	468	103,109,906	103,109,906	Sep-21	(172,647)
U.S. Treasury Note 2 yr (Short)	235	51,775,273	51,775,273	Sep-21	89,331
U.S. Treasury Note 5 yr (Long)	693	85,536,774	85,536,774	Sep-21	(260,121)
U.S. Treasury Note 5 yr (Short)	759	93,683,133	93,683,133	Sep-21	282,940
U.S. Treasury Note 10 yr (Long)	318	42,135,000	42,135,000	Sep-21	153,660
U.S. Treasury Note Ultra 10 yr (Short)	252	37,095,188	37,095,188	Sep-21	(546,504)

Unrealized appreciation					4,620,681

Unrealized (depreciation)					(4,900,806)

Total					$(280,125)

WRITTEN OPTIONS OUTSTANDING at 6/30/21 (premiums $148,510) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Citibank, N.A.
S&P 500 Index (Call)	Jan-22/4700.00	$7,042,844		$1,641	$56,629
Goldman Sachs International
EUR/USD (Call)	Aug-21/$1.21	17,659,256	EUR	14,892,900	34,965
Morgan Stanley & Co. International PLC
GBP/USD (Call)	Aug-21/1.42	8,807,056	GBP	6,366,700	15,783

Total					$107,377

TBA SALE COMMITMENTS OUTSTANDING at 6/30/21 (proceeds receivable $60,208,438) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 3.00%, 8/1/51	$2,000,000	8/12/21	$2,084,219
Uniform Mortgage-Backed Securities, 3.00%, 7/1/51	2,000,000	7/14/21	2,085,000
Uniform Mortgage-Backed Securities, 2.50%, 8/1/51	4,000,000	8/12/21	4,129,374
Uniform Mortgage-Backed Securities, 2.50%, 7/1/51	19,000,000	7/14/21	19,651,640
Uniform Mortgage-Backed Securities, 2.00%, 8/1/51	16,000,000	8/12/21	16,134,611
Uniform Mortgage-Backed Securities, 2.00%, 7/1/51	16,000,000	7/14/21	16,166,486

Total			$60,251,330

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$26,309,000	$380,428		$31,257	4/20/31	1.57% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$(412,850)
		65,712,000	117,624	(E)	124,541	9/15/23	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	6,917
		39,466,000	136,158	(E)	(154,625)	9/15/26	0.95% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(18,467)
		11,466,000	39,558	(E)	45,155	9/15/26	3 month USD-LIBOR-BBA — Quarterly	0.95% — Semiannually	5,597
		54,410,000	945,646	(E)	(831,871)	9/15/31	3 month USD-LIBOR-BBA — Quarterly	1.65% — Semiannually	113,775
		13,282,000	733,166	(E)	(692,515)	9/15/51	3 month USD-LIBOR-BBA — Quarterly	2.00% — Semiannually	40,652
		3,347,000	184,754	(E)	174,676	9/15/51	2.00% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(10,079)

	Total				$(1,303,382)				$(274,455)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$325,258	$324,102	$—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	$(418)
	11,601	11,553	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(21)
	10,418	10,392	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(1)
	123,368	122,869	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	161
	3,642	3,649	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	48
	23,229	23,207	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	269
	6,846	6,839	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	79
	2,254	2,254	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	28
	6,415	6,295	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	28
	278	268	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(7)
	Citibank, N.A.
	104,764	104,392	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(135)
	Goldman Sachs International
	14,730,779	14,608,297	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	A basket (GSGLPHCL) of common stocks — Monthly*	(124,955)
	24,442,505	23,935,843	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.50%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	(475,545)
	24,143,574	23,502,492	—	12/15/25	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	619,288
	6,009	5,985	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	8
	7,233	7,203	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	9
	133,179	132,640	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	174
	5,606	5,606	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	70
	5,606	5,606	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	70
	4,818	4,635	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(124)
	868	837	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(20)
	JPMorgan Chase Bank N.A.
	26,723,538	26,295,937	—	2/5/22	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Russell 1000 Value Total Return Index — Monthly	(430,782)
	JPMorgan Securities LLC
	13,466	13,466	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(168)
	30,075	30,047	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(349)

Upfront premium received			—	Unrealized appreciation			620,232

Upfront premium (paid)			—	Unrealized (depreciation)			(1,032,525)

		Total	$—			Total	$(412,293)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (GSGLPHCL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Waters Corp.	Health care	2,181	$753,820	5.16%
Mettler-Toledo International, Inc.	Health care	507	702,668	4.81%
IQVIA Holdings, Inc.	Health care	2,888	699,713	4.79%
Agilent Technologies, Inc.	Technology	4,534	670,102	4.59%
Merck KGaA (Germany)	Health care	3,482	667,798	4.57%
PerkinElmer, Inc.	Health care	4,080	635,853	4.35%
Thermo Fisher Scientific, Inc.	Health care	1,134	572,224	3.92%
Zoetis, Inc.	Health care	2,931	546,160	3.74%
Illumina, Inc.	Health care	1,103	528,485	3.62%
Alexion Pharmaceuticals, Inc.	Health care	2,800	514,299	3.52%
Ipsen SA (France)	Health care	4,846	504,087	3.45%
Pfizer, Inc.	Health care	12,351	483,677	3.31%
Merck & Co., Inc.	Health care	5,248	408,162	2.79%
Johnson & Johnson	Health care	2,425	399,469	2.73%
Sumitomo Dainippon Pharma Co., Ltd. (Japan)	Health care	18,719	392,628	2.69%
GlaxoSmithKline PLC (United Kingdom)	Health care	19,301	378,466	2.59%
AbbVie, Inc.	Health care	3,260	367,213	2.51%
Sanofi (France)	Health care	3,483	365,002	2.50%
Biogen, Inc.	Health care	993	343,695	2.35%
Viatris, Inc.	Health care	23,237	337,408	2.31%
Perrigo Co. PLC	Health care	7,151	330,099	2.26%
Sartorius Stedim Biotech (France)	Health care	658	311,344	2.13%
Bayer AG (Germany)	Health care	4,919	298,739	2.04%
Bristol-Myers Squibb Co.	Health care	4,247	283,802	1.94%
AstraZeneca PLC (United Kingdom)	Health care	2,345	281,305	1.93%
CSL, Ltd. (Australia)	Health care	1,141	244,339	1.67%
Taisho Pharmaceutical Holdings Co., Ltd. (Japan)	Health care	4,485	240,456	1.65%
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	Health care	22,031	220,971	1.51%
Amgen, Inc.	Health care	902	219,934	1.51%
Gilead Sciences, Inc.	Health care	3,126	215,241	1.47%
Eli Lilly and Co.	Health care	877	201,339	1.38%
Eisai Co., Ltd. (Japan)	Health care	1,741	171,342	1.17%
Galenica AG (Switzerland)	Health care	1,275	165,115	1.13%
Hisamitsu Pharmaceutical Co., Inc. (Japan)	Health care	3,038	149,738	1.03%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	4,317	144,654	0.99%
Shionogi & Co., Ltd. (Japan)	Health care	2,071	108,035	0.74%
Hikma Pharmaceuticals PLC (United Kingdom)	Health care	3,152	106,510	0.73%
Galapagos NV (Belgium)	Health care	1,389	96,355	0.66%
Astellas Pharma, Inc. (Japan)	Health care	5,053	88,067	0.60%
H Lundbeck A/S (Denmark)	Health care	2,679	85,229	0.58%
UCB SA (Belgium)	Health care	683	71,424	0.49%
Eurofins Scientific (Luxembourg)	Health care	543	62,110	0.43%
Incyte Corp.	Health care	730	61,442	0.42%
Grifols SA (Spain)	Health care	1,987	53,831	0.37%
Regeneron Pharmaceuticals, Inc.	Health care	70	38,865	0.27%
Novartis AG (Switzerland)	Health care	385	35,105	0.24%
Daiichi Sankyo Co., Ltd. (Japan)	Health care	1,049	22,635	0.15%
Recordati SpA (Italy)	Health care	302	17,271	0.12%
Organon & Co.	Health care	525	15,881	0.11%
Orion Oyj Class B (Finland)	Health care	313	13,451	0.09%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Royal Bank of Canada (Canada)	Financials	2,036	$206,309	0.86%
Toronto-Dominion Bank (Canada)	Financials	2,918	204,637	0.85%
Canadian Imperial Bank of Commerce (Canada)	Financials	1,769	200,521	0.84%
Arrow Electronics, Inc.	Technology	1,749	199,581	0.83%
Annaly Capital Management, Inc.	Financials	22,165	196,824	0.82%
AGNC Investment Corp.	Financials	11,428	193,012	0.81%
MetLife, Inc.	Financials	3,213	192,279	0.80%
Segro PLC (United Kingdom)	Financials	12,698	192,253	0.80%
Dover Corp.	Capital goods	1,264	190,400	0.80%
Swisscom AG (Switzerland)	Communication services	323	184,383	0.77%
Nippon Telegraph & Telephone Corp. (Japan)	Communication services	6,933	180,627	0.75%
Mettler-Toledo International, Inc.	Health care	128	177,807	0.74%
ITOCHU Corp. (Japan)	Consumer staples	6,138	176,800	0.74%
NN Group NV (Netherlands)	Financials	3,643	171,825	0.72%
Dexus Property Group (Australia)	Financials	21,389	171,156	0.72%
Accenture PLC Class A	Technology	538	158,530	0.66%
Ally Financial, Inc.	Financials	3,154	157,212	0.66%
Ageas SA/NV (Belgium)	Financials	2,831	157,116	0.66%
Church & Dwight Co., Inc.	Consumer staples	1,793	152,275	0.64%
Knight-Swift Transportation Holdings, Inc.	Transportation	3,310	151,588	0.63%
Sun Hung Kai Properties, Ltd. (Hong Kong)	Financials	10,000	149,014	0.62%
3i Group PLC (United Kingdom)	Financials	9,102	147,696	0.62%
Allstate Corp. (The)	Financials	1,115	145,502	0.61%
Rio Tinto PLC (United Kingdom)	Basic materials	1,767	145,452	0.61%
CMS Energy Corp.	Utilities and power	2,435	143,274	0.60%
Chubu Electric Power Co., Inc. (Japan)	Utilities and power	11,423	139,631	0.58%
Mizuho Financial Group, Inc. (Japan)	Financials	9,708	138,730	0.58%
National Bank of Canada (Canada)	Financials	1,797	135,526	0.57%
AMETEK, Inc.	Conglomerates	1,003	133,907	0.56%
Swiss Life Holding AG (Switzerland)	Financials	270	131,058	0.55%
Open Text Corp. (Canada)	Technology	2,520	130,495	0.55%
Comcast Corp. Class A	Communication services	2,284	130,240	0.54%
Amphenol Corp. Class A	Technology	1,879	128,706	0.54%
Kinder Morgan, Inc.	Utilities and power	7,005	127,702	0.53%
DTE Energy Co.	Utilities and power	984	127,534	0.53%
Power Assets Holdings, Ltd. (Hong Kong)	Utilities and power	20,744	127,309	0.53%
Iberdrola SA (Spain)	Utilities and power	10,395	126,704	0.53%
Canadian Apartment Properties REIT (Canada)	Financials	2,672	125,680	0.53%
Old Dominion Freight Line, Inc.	Transportation	494	125,280	0.52%
Metro, Inc. (Canada)	Consumer staples	2,605	124,597	0.52%
Trane Technologies PLC	Capital goods	674	123,161	0.51%
Zoetis, Inc.	Health care	659	122,856	0.51%
AutoZone, Inc.	Consumer cyclicals	79	118,288	0.49%
McDonald's Corp.	Consumer staples	511	118,054	0.49%
KDDI Corp. (Japan)	Communication services	3,772	117,640	0.49%
Repsol SA (Spain)	Energy	9,288	116,233	0.49%
Fujitsu, Ltd. (Japan)	Technology	617	115,434	0.48%
Hershey Co. (The)	Consumer staples	669	115,004	0.48%
Goodman Group (Australia)	Financials	7,164	113,736	0.48%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	1,129	113,409	0.47%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
American Express Co.	Financials	1,261	$207,061	0.88%
Hang Seng Bank, Ltd. (Hong Kong)	Financials	9,956	198,881	0.85%
Markel Corp.	Financials	161	192,680	0.82%
U.S. Bancorp	Financials	3,276	185,619	0.79%
Emera, Inc. (Canada)	Utilities and power	3,948	179,512	0.76%
Equity Lifestyle Properties, Inc.	Financials	2,405	178,706	0.76%
Zurich Insurance Group AG (Switzerland)	Financials	434	174,215	0.74%
Lonza Group AG (Switzerland)	Health care	245	173,331	0.74%
Xylem, Inc.	Capital goods	1,442	171,999	0.73%
Ferrovial SA (Spain)	Basic materials	5,537	162,498	0.69%
Fortis, Inc. (Canada)	Utilities and power	3,547	158,081	0.67%
Essex Property Trust, Inc.	Financials	515	155,643	0.66%
Southern Co. (The)	Utilities and power	2,510	151,894	0.65%
Berkshire Hathaway, Inc. Class B	Financials	544	151,307	0.64%
Edison International	Utilities and power	2,612	151,049	0.64%
Ecolab, Inc.	Consumer cyclicals	730	150,400	0.64%
Mid-America Apartment Communities, Inc.	Financials	864	146,695	0.62%
ASML Holding NV (Netherlands)	Technology	212	145,560	0.62%
Mitsubishi Estate Co., Ltd. (Japan)	Financials	8,860	143,277	0.61%
Boeing Co. (The)	Capital goods	591	141,493	0.60%
Exelon Corp.	Utilities and power	3,121	138,310	0.59%
Alliant Energy Corp.	Utilities and power	2,469	137,624	0.59%
Liberty Media Corp.-Liberty Formula One Class C	Consumer cyclicals	2,796	137,165	0.58%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	5,075	136,362	0.58%
Autodesk, Inc.	Technology	466	135,979	0.58%
T-Mobile US, Inc.	Communication services	931	134,843	0.57%
Ventas, Inc.	Health care	2,309	133,644	0.57%
Alexandria Real Estate Equities, Inc.	Financials	731	132,948	0.57%
Telus Corp. (Canada)	Communication services	5,904	132,795	0.57%
UDR, Inc.	Financials	2,674	132,267	0.56%
Accor SA (France)	Consumer cyclicals	3,454	128,976	0.55%
Svenska Handelsbanken AB (Sweden)	Financials	11,366	128,239	0.55%
Novartis AG (Switzerland)	Health care	1,359	123,873	0.53%
AIA Group, Ltd. (Hong Kong)	Financials	9,881	122,814	0.52%
Enbridge, Inc. (Canada)	Utilities and power	3,039	121,098	0.52%
American Tower Corp.	Communication services	439	118,651	0.50%
Analog Devices, Inc.	Technology	678	116,217	0.49%
KBC Group NV (Belgium)	Financials	1,520	115,859	0.49%
Phillips 66	Energy	1,338	114,869	0.49%
Anheuser-Busch InBev SA/NV (Belgium)	Consumer staples	1,584	114,234	0.49%
Agnico-Eagle Mines, Ltd. (Canada)	Basic materials	1,814	110,016	0.47%
Heineken NV (Netherlands)	Consumer staples	883	107,060	0.46%
Boston Scientific Corp.	Health care	2,479	105,986	0.45%
Koninklijke KPN NV (Netherlands)	Communication services	33,629	105,032	0.45%
Brookfield Asset Management, Inc. (Canada)	Conglomerates	1,986	103,842	0.44%
Essity AB Class B (Sweden)	Consumer staples	3,075	101,985	0.43%
BASF SE (Germany)	Basic materials	1,286	101,292	0.43%
Marathon Petroleum Corp.	Energy	1,676	101,285	0.43%
Hennes & Mauritz AB (Sweden)	Consumer cyclicals	4,170	98,907	0.42%
James Hardie Industries PLC (CDI) (Australia)	Basic materials	2,887	98,006	0.42%

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$23,976,000	$289,630	$(403)	4/1/31	2.686% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	$289,227
	73,379,000	41,092	(741)	4/15/26	2.79% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(41,833)

Total			$(1,144)				$247,394

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/21 (Unaudited)
	Swap counterparty/referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB-/P	$957	$14,000	$3,703	5/11/63	300 bp — Monthly	$(2,739)
	CMBX NA BBB-.6 Index	BB-/P	1,868	31,000	8,200	5/11/63	300 bp — Monthly	(6,316)
	CMBX NA BBB-.6 Index	BB-/P	3,828	62,000	16,399	5/11/63	300 bp — Monthly	(12,540)
	Citigroup Global Markets, Inc.
	CMBX NA BB.11 Index	BB-/P	23,165	41,000	3,653	11/18/54	500 bp — Monthly	19,546
	CMBX NA BB.6 Index	B-/P	27,399	185,312	82,630	5/11/63	500 bp — Monthly	(55,077)
	CMBX NA BB.7 Index	B/P	21,179	415,000	143,922	1/17/47	500 bp — Monthly	(122,397)
	CMBX NA BBB-.10 Index	BBB-/P	4,255	39,000	3,448	11/17/59	300 bp — Monthly	827
	CMBX NA BBB-.12 Index	BBB-/P	626	15,000	545	8/17/61	300 bp — Monthly	89
	CMBX NA BBB-.12 Index	BBB-/P	6,600	112,000	4,066	8/17/61	300 bp — Monthly	2,591
	Credit Suisse International
	CMBX NA BB.7 Index	B/P	9,898	74,000	25,663	1/17/47	500 bp — Monthly	(15,703)
	CMBX NA BBB-.7 Index	BB/P	11,936	151,000	26,848	1/17/47	300 bp — Monthly	(14,837)
	Goldman Sachs International
	CMBX NA A.6 Index	A-/P	192	3,000	254	5/11/63	200 bp — Monthly	(61)
	CMBX NA A.6 Index	A-/P	305	6,000	508	5/11/63	200 bp — Monthly	(201)
	CMBX NA A.6 Index	A-/P	523	6,000	508	5/11/63	200 bp — Monthly	17
	CMBX NA A.6 Index	A-/P	1,900	16,000	1,355	5/11/63	200 bp — Monthly	550
	CMBX NA A.6 Index	A-/P	2,674	23,000	1,948	5/11/63	200 bp — Monthly	733
	CMBX NA A.6 Index	A-/P	(65)	36,000	3,049	5/11/63	200 bp — Monthly	(3,103)
	CMBX NA A.6 Index	A-/P	(378)	47,000	3,981	5/11/63	200 bp — Monthly	(4,343)
	CMBX NA A.6 Index	A-/P	1,584	52,000	4,404	5/11/63	200 bp — Monthly	(2,803)
	CMBX NA A.6 Index	A-/P	1,851	59,000	4,997	5/11/63	200 bp — Monthly	(3,127)
	CMBX NA A.6 Index	A-/P	(113)	59,000	4,997	5/11/63	200 bp — Monthly	(5,090)
	CMBX NA A.6 Index	A-/P	444	59,000	4,997	5/11/63	200 bp — Monthly	(4,533)
	CMBX NA A.6 Index	A-/P	7,383	63,000	5,336	5/11/63	200 bp — Monthly	2,068
	CMBX NA A.6 Index	A-/P	4,269	65,000	5,506	5/11/63	200 bp — Monthly	(1,215)
	CMBX NA A.6 Index	A-/P	4,002	81,000	6,861	5/11/63	200 bp — Monthly	(2,832)
	CMBX NA A.6 Index	A-/P	8,563	100,000	8,470	5/11/63	200 bp — Monthly	126
	CMBX NA A.6 Index	A-/P	5,409	105,000	8,894	5/11/63	200 bp — Monthly	(3,450)
	CMBX NA A.6 Index	A-/P	(95)	156,000	13,213	5/11/63	200 bp — Monthly	(13,256)
	CMBX NA A.6 Index	A-/P	4,120	178,000	15,077	5/11/63	200 bp — Monthly	(10,897)
	CMBX NA A.7 Index	BBB+/P	1,462	29,000	1,627	1/17/47	200 bp — Monthly	(155)
	CMBX NA BBB-.14 Index	BBB-/P	540	12,000	205	12/16/72	300 bp — Monthly	340
	CMBX NA BBB-.6 Index	BB-/P	545	8,000	2,116	5/11/63	300 bp — Monthly	(1,567)
	CMBX NA BBB-.6 Index	BB-/P	678	13,000	3,439	5/11/63	300 bp — Monthly	(2,754)
	CMBX NA BBB-.6 Index	BB-/P	1,727	20,000	5,290	5/11/63	300 bp — Monthly	(3,553)
	CMBX NA BBB-.6 Index	BB-/P	1,064	22,000	5,819	5/11/63	300 bp — Monthly	(4,744)
	CMBX NA BBB-.6 Index	BB-/P	4,641	55,000	14,548	5/11/63	300 bp — Monthly	(9,879)
	CMBX NA BBB-.6 Index	BB-/P	5,992	71,000	18,780	5/11/63	300 bp — Monthly	(12,752)
	CMBX NA BBB-.6 Index	BB-/P	18,758	200,000	52,900	5/11/63	300 bp — Monthly	(34,042)
	CMBX NA BBB-.6 Index	BB-/P	15,560	207,000	54,752	5/11/63	300 bp — Monthly	(39,088)
	CMBX NA BBB-.7 Index	BB/P	5,300	62,000	11,024	1/17/47	300 bp — Monthly	(5,693)
	CMBX NA BBB-.7 Index	BB/P	5,793	68,000	12,090	1/17/47	300 bp — Monthly	(6,264)
	CMBX NA BBB-.7 Index	BB/P	19,769	251,000	44,628	1/17/47	300 bp — Monthly	(24,734)
	JPMorgan Securities LLC
	CMBX NA A.13 Index	A-/P	(473)	90,000	1,422	12/16/72	200 bp — Monthly	979
	CMBX NA A.7 Index	BBB+/P	11,139	254,000	14,249	1/17/47	200 bp — Monthly	(3,026)
	CMBX NA BB.10 Index	B+/P	4,092	51,000	12,434	5/11/63	500 bp — Monthly	(8,299)
	CMBX NA BB.7 Index	B/P	112,621	230,000	79,764	1/17/47	500 bp — Monthly	33,048
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A-/P	2,840	32,000	2,710	5/11/63	200 bp — Monthly	140
	CMBX NA BB.6 Index	B-/P	17,681	69,856	31,149	5/11/63	500 bp — Monthly	(13,409)
	CMBX NA BB.6 Index	B-/P	33,265	130,979	58,404	5/11/63	500 bp — Monthly	(25,029)
	CMBX NA BBB-.12 Index	BBB-/P	2,711	46,000	1,670	8/17/61	300 bp — Monthly	1,064
	CMBX NA BBB-.12 Index	BBB-/P	2,576	60,000	2,178	8/17/61	300 bp — Monthly	428

Upfront premium received			423,684		Unrealized appreciation			62,546

Upfront premium (paid)			(1,124)		Unrealized (depreciation)			(479,508)

	Total		$422,560				Total	$(416,962)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2021. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/21 (Unaudited)
	Swap counterparty/referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,357)	$183,000	$10,266	1/17/47	(200 bp) — Monthly	$8,849
	CMBX NA BB.10 Index	(13,515)	53,000	12,921	11/17/59	(500 bp) — Monthly	(638)
	CMBX NA BB.10 Index	(4,696)	45,000	10,971	11/17/59	(500 bp) — Monthly	6,237
	CMBX NA BB.10 Index	(4,167)	38,000	9,264	11/17/59	(500 bp) — Monthly	5,066
	CMBX NA BB.11 Index	(10,883)	84,000	7,484	11/18/54	(500 bp) — Monthly	(3,469)
	CMBX NA BB.11 Index	(4,336)	46,000	4,099	11/18/54	(500 bp) — Monthly	(276)
	CMBX NA BB.11 Index	(1,787)	26,000	2,317	11/18/54	(500 bp) — Monthly	508
	CMBX NA BB.11 Index	(867)	17,000	1,515	11/18/54	(500 bp) — Monthly	633
	CMBX NA BB.11 Index	(882)	17,000	1,515	11/18/54	(500 bp) — Monthly	619
	CMBX NA BB.8 Index	(3,725)	28,959	10,399	10/17/57	(500 bp) — Monthly	6,650
	CMBX NA BB.9 Index	(24,257)	235,000	51,982	9/17/58	(500 bp) — Monthly	27,530
	CMBX NA BB.9 Index	(3,742)	58,000	12,830	9/17/58	(500 bp) — Monthly	9,039
	CMBX NA BB.9 Index	(1,492)	37,000	8,184	9/17/58	(500 bp) — Monthly	6,662
	CMBX NA BB.9 Index	(653)	18,000	3,982	9/17/58	(500 bp) — Monthly	3,314
	CMBX NA BB.9 Index	(589)	15,000	3,318	9/17/58	(500 bp) — Monthly	2,717
	CMBX NA BBB-.10 Index	(5,726)	24,000	2,122	11/17/59	(300 bp) — Monthly	(3,616)
	CMBX NA BBB-.10 Index	(4,183)	17,000	1,503	11/17/59	(300 bp) — Monthly	(2,689)
	CMBX NA BBB-.12 Index	(5,415)	24,000	871	8/17/61	(300 bp) — Monthly	(4,556)
	CMBX NA BBB-.10 Index	(16,982)	57,000	5,039	11/17/59	(300 bp) — Monthly	(11,971)
	CMBX NA BBB-.10 Index	(4,972)	39,000	3,448	11/17/59	(300 bp) — Monthly	(1,543)
	CMBX NA BBB-.12 Index	(61,189)	194,000	7,042	8/17/61	(300 bp) — Monthly	(54,244)
	CMBX NA BBB-.12 Index	(14,363)	43,000	1,561	8/17/61	(300 bp) — Monthly	(12,823)
	CMBX NA BBB-.12 Index	(15,115)	43,000	1,561	8/17/61	(300 bp) — Monthly	(13,575)
	CMBX NA BBB-.12 Index	(13,039)	37,000	1,343	8/17/61	(300 bp) — Monthly	(11,715)
	CMBX NA BBB-.12 Index	(6,849)	36,000	1,307	8/17/61	(300 bp) — Monthly	(5,560)
	CMBX NA BBB-.12 Index	(6,349)	19,000	690	8/17/61	(300 bp) — Monthly	(5,669)
	CMBX NA BBB-.12 Index	(847)	5,000	182	8/17/61	(300 bp) — Monthly	(668)
	CMBX NA BBB-.8 Index	(17,500)	112,000	15,501	10/17/57	(300 bp) — Monthly	(2,055)
	CMBX NA BBB-.8 Index	(8,061)	51,000	7,058	10/17/57	(300 bp) — Monthly	(1,028)
	CMBX NA BBB-.8 Index	(8,093)	51,000	7,058	10/17/57	(300 bp) — Monthly	(1,060)
	CMBX NA BBB-.8 Index	(3,292)	23,000	3,183	10/17/57	(300 bp) — Monthly	(120)
	CMBX NA BBB-.9 Index	(4,495)	19,000	1,478	9/17/58	(300 bp) — Monthly	(3,027)
	Credit Suisse International
	CMBX NA BB.10 Index	(11,178)	94,000	22,917	11/17/59	(500 bp) — Monthly	11,661
	CMBX NA BB.10 Index	(12,542)	94,000	22,917	11/17/59	(500 bp) — Monthly	10,297
	CMBX NA BB.10 Index	(6,091)	49,000	11,946	11/17/59	(500 bp) — Monthly	5,815
	CMBX NA BB.7 Index	(53,129)	323,000	112,016	1/17/47	(500 bp) — Monthly	58,618
	CMBX NA BB.7 Index	(31,728)	172,000	59,650	1/17/47	(500 bp) — Monthly	27,778
	CMBX NA BB.7 Index	(2,136)	117,396	52,347	5/11/63	(500 bp) — Monthly	50,114
	CMBX NA BB.8 Index	(2,804)	15,445	5,546	10/17/57	(500 bp) — Monthly	2,730
	CMBX NA BB.9 Index	(29,874)	298,000	65,918	9/17/58	(500 bp) — Monthly	35,796
	Goldman Sachs International
	CMBX NA BB.6 Index	(8,695)	82,469	36,773	5/11/63	(500 bp) — Monthly	28,009
	CMBX NA BB.7 Index	(3,481)	23,000	7,976	1/17/47	(500 bp) — Monthly	4,477
	CMBX NA BB.6 Index	(18,117)	120,307	53,645	5/11/63	(500 bp) — Monthly	35,427
	CMBX NA BB.7 Index	(48,016)	284,000	98,491	1/17/47	(500 bp) — Monthly	50,239
	CMBX NA BB.7 Index	(50,559)	249,000	86,353	1/17/47	(500 bp) — Monthly	35,586
	CMBX NA BB.7 Index	(2,949)	18,000	6,242	1/17/47	(500 bp) — Monthly	3,278
	CMBX NA BB.8 Index	(13,670)	37,646	13,519	10/17/57	(500 bp) — Monthly	(183)
	CMBX NA BB.8 Index	(13,694)	37,646	13,519	10/17/57	(500 bp) — Monthly	(206)
	CMBX NA BB.8 Index	(1,699)	14,479	5,200	10/17/57	(500 bp) — Monthly	3,488
	CMBX NA BB.9 Index	(595)	5,000	1,106	9/17/58	(500 bp) — Monthly	507
	CMBX NA BB.9 Index	(602)	5,000	1,106	9/17/58	(500 bp) — Monthly	500
	CMBX NA BBB-.12 Index	(1,351)	4,000	145	8/17/61	(300 bp) — Monthly	(1,208)
	CMBX NA BBB-.6 Index	(41,148)	151,000	39,940	5/11/63	(300 bp) — Monthly	(1,284)
	CMBX NA BBB-.6 Index	(6,354)	127,000	33,592	5/11/63	(300 bp) — Monthly	27,174
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(26,255)	49,481	22,064	5/11/63	(500 bp) — Monthly	(4,232)
	CMBX NA BB.11 Index	(9,817)	18,000	1,604	11/18/54	(500 bp) — Monthly	(8,228)
	CMBX NA BB.8 Index	(3,965)	7,722	2,773	10/17/57	(500 bp) — Monthly	(1,198)
	CMBX NA BBB-.10 Index	(4,123)	25,000	2,210	11/17/59	(300 bp) — Monthly	(1,926)
	CMBX NA BBB-.10 Index	(18,860)	166,000	14,674	11/17/59	(300 bp) — Monthly	(4,269)
	CMBX NA BBB-.10 Index	(13,804)	49,000	4,332	11/17/59	(300 bp) — Monthly	(9,497)
	CMBX NA BBB-.10 Index	(13,109)	44,000	3,890	11/17/59	(300 bp) — Monthly	(9,241)
	CMBX NA BBB-.12 Index	(2,654)	8,000	290	8/17/61	(300 bp) — Monthly	(2,368)
	CMBX NA BBB-.6 Index	(63,940)	200,000	52,900	5/11/63	(300 bp) — Monthly	(11,140)
	CMBX NA BBB-.7 Index	(98,131)	418,000	74,320	1/17/47	(300 bp) — Monthly	(24,019)
	Merrill Lynch International
	CMBX NA BB.10 Index	(5,121)	90,000	21,942	11/17/59	(500 bp) — Monthly	16,746
	CMBX NA BB.11 Index	(4,448)	9,000	802	11/18/54	(500 bp) — Monthly	(3,654)
	CMBX NA BB.9 Index	(5,532)	142,000	31,410	9/17/58	(500 bp) — Monthly	25,760
	CMBX NA BBB-.10 Index	(10,400)	48,000	4,243	11/17/59	(300 bp) — Monthly	(6,181)
	CMBX NA BBB-.7 Index	(2,376)	29,000	5,156	1/17/47	(300 bp) — Monthly	2,765
	CMBX NA BBB-.9 Index	(5,928)	32,000	2,490	9/17/58	(300 bp) — Monthly	(3,454)
	CMBX NA BBB-.9 Index	(2,964)	16,000	1,245	9/17/58	(300 bp) — Monthly	(1,727)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(7,030)	69,000	12,268	1/17/47	(300 bp) — Monthly	5,203
	CMBX NA BB.10 Index	(4,719)	45,000	10,971	11/17/59	(500 bp) — Monthly	6,214
	CMBX NA BB.11 Index	(476)	5,000	446	11/18/54	(500 bp) — Monthly	(35)
	CMBX NA BB.7 Index	(5,206)	27,000	9,364	1/17/47	(500 bp) — Monthly	4,135
	CMBX NA BB.8 Index	(6,671)	18,341	6,586	10/17/57	(500 bp) — Monthly	(101)
	CMBX NA BB.8 Index	(4,944)	9,653	3,466	10/17/57	(500 bp) — Monthly	(1,485)
	CMBX NA BB.9 Index	(1,289)	26,000	5,751	9/17/58	(500 bp) — Monthly	4,441
	CMBX NA BB.9 Index	(1,758)	20,000	4,424	9/17/58	(500 bp) — Monthly	2,649
	CMBX NA BB.9 Index	(547)	14,000	3,097	9/17/58	(500 bp) — Monthly	2,538
	CMBX NA BB.9 Index	(1,213)	10,000	2,212	9/17/58	(500 bp) — Monthly	991
	CMBX NA BB.9 Index	(362)	9,000	1,991	9/17/58	(500 bp) — Monthly	1,622
	CMBX NA BB.9 Index	(606)	5,000	1,106	9/17/58	(500 bp) — Monthly	496
	CMBX NA BB.9 Index	(243)	4,000	885	9/17/58	(500 bp) — Monthly	638
	CMBX NA BB.9 Index	(246)	4,000	885	9/17/58	(500 bp) — Monthly	635
	CMBX NA BB.9 Index	(225)	3,000	664	9/17/58	(500 bp) — Monthly	436
	CMBX NA BBB-.10 Index	(8,045)	33,000	2,917	11/17/59	(300 bp) — Monthly	(5,144)
	CMBX NA BBB-.10 Index	(3,903)	18,000	1,591	11/17/59	(300 bp) — Monthly	(2,321)
	CMBX NA BBB-.10 Index	(4,021)	17,000	1,503	11/17/59	(300 bp) — Monthly	(2,526)
	CMBX NA BBB-.10 Index	(3,460)	16,000	1,414	11/17/59	(300 bp) — Monthly	(2,053)
	CMBX NA BBB-.10 Index	(2,296)	10,000	884	11/17/59	(300 bp) — Monthly	(1,417)
	CMBX NA BBB-.12 Index	(3,339)	16,000	581	8/17/61	(300 bp) — Monthly	(2,766)
	CMBX NA BBB-.10 Index	(15,423)	125,000	11,050	11/17/59	(300 bp) — Monthly	(4,436)
	CMBX NA BBB-.10 Index	(8,624)	68,000	6,011	11/17/59	(300 bp) — Monthly	(2,647)
	CMBX NA BBB-.11 Index	(170)	3,000	104	11/18/54	(300 bp) — Monthly	(68)
	CMBX NA BBB-.12 Index	(1,994)	6,000	218	8/17/61	(300 bp) — Monthly	(1,779)
	CMBX NA BBB-.6 Index	(55,775)	230,000	60,835	5/11/63	(300 bp) — Monthly	4,945
	CMBX NA BBB-.8 Index	(7,282)	47,000	6,505	10/17/57	(300 bp) — Monthly	(801)
	CMBX NA BBB-.8 Index	(7,188)	46,000	6,366	10/17/57	(300 bp) — Monthly	(844)
	CMBX NA BBB-.8 Index	(5,727)	40,000	5,536	10/17/57	(300 bp) — Monthly	(213)

Upfront premium received		—			Unrealized appreciation		549,532

Upfront premium (paid)		(1,088,039)			Unrealized (depreciation)		(262,953)

	Total	$(1,088,039)				Total	$286,579
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/21 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 36 Index	B+/P	$(1,997,554)	$23,337,000	$2,380,374	6/20/26	500 bp — Quarterly	$415,233
	NA IG Series 36 Index	BBB+/P	(2,196,784)	98,800,000	2,514,460	6/20/26	100 bp — Quarterly	345,120

	Total		$(4,194,338)					$760,353
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2021. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
BKNT	Bank Note
CVR	Contingent Value Rights
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2020 through June 30, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,111,118,884.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $820,920, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/21
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$4,149,590	$53,649,608	$50,770,538	$5,012	$7,028,660
	Putnam Short Term Investment Fund**	157,023,383	166,629,020	316,026,568	86,929	7,625,835

	Total Short-term investments	$161,172,973	$220,278,628	$366,797,106	$91,941	$14,654,495
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund received cash collateral of $7,028,660 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $6,858,709.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $19,014,829.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,411,780.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $231,954.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $8,891,387.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $278,128,141 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk, and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,689,046 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,411,780 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$27,284,153	$—	$—
Capital goods	34,395,093	—	—
Communication services	20,988,731	—	—
Conglomerates	1,133,688	—	—
Consumer cyclicals	99,575,640	—	—
Consumer staples	39,836,633	—	—
Energy	17,845,395	—	107
Financials	84,111,795	—	—
Government	147,971	—	—
Health care	73,025,195	—	—
Miscellaneous	179,111	—	—
Technology	175,953,893	—	—
Transportation	14,973,325	—	—
Utilities and power	16,741,368	2,642	—

Total common stocks	606,191,991	2,642	107
Asset-backed securities	—	7,511,390	2,288,000
Collateralized loan obligations	—	8,999,316	—
Commodity linked notes	—	14,369,652	—
Convertible bonds and notes	—	242,237	—
Convertible preferred stocks	—	1,707,335	—
Corporate bonds and notes	—	250,280,880	2
Foreign government and agency bonds and notes	—	9,013,242	—
Mortgage-backed securities	—	55,723,968	—
Preferred stocks	—	3,746	—
Purchased options outstanding	—	422,381	—
Senior loans	—	4,826,949	—
U.S. government and agency mortgage obligations	—	249,469,933	—
U.S. treasury obligations	—	334,789	—
Warrants	5,578	—	—
Short-term investments	610,000	44,651,427	—

Totals by level	$606,807,569	$647,559,887	$2,288,109
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(1,099,252)	$—
Futures contracts	(280,125)	—	—
Written options outstanding	—	(107,377)	—
TBA sale commitments	—	(60,251,330)	—
Interest rate swap contracts	—	1,028,927	—
Total return swap contracts	—	(163,755)	—
Credit default contracts	—	5,489,787	—

Totals by level	$(280,125)	$(55,103,000)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$2,000
Purchased currency option contracts (contract amount)	$17,000,000
Written equity option contracts (contract amount)	$2,000
Written currency option contracts (contract amount)	$17,000,000
Futures contracts (number of contracts)	5,000
Forward currency contracts (contract amount)	$304,300,000
Centrally cleared interest rate swap contracts (notional)	$209,400,000
OTC total return swap contracts (notional)	$85,800,000
Centrally cleared total return swap contracts (notional)	$73,100,000
OTC credit default contracts (notional)	$12,000,000
Centrally cleared credit default contracts (notional)	$122,900,000
Warrants (number of warrants)	400
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com